UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Global Allocation Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 04/30/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Global Allocation

Fund, Inc.

SEMI-ANNUAL REPORT

APRIL 30, 2009 | (UNAUDITED)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Dear Shareholder

The past 12 months reveal a tale of two markets — one of investor pessimism and decided weakness, and another of optimism and some early signs of recovery. The majority of the past year was characterized by the former as the global financial crisis erupted into the worst recession in decades. Econo-

mic data were uniformly poor and daily headlines recounted the downfalls of storied financial firms, volatile swings in global financial markets, and mon-

umental government actions that included widespread (and globally coordinated) monetary and quantitative easing by central banks and large-scale fiscal stimuli. Sentiment improved noticeably in March 2009, however, on the back of new program announcements by the Treasury and Federal Reserve

Board, as well as signs of improved economic performance, such as in retail sales, consumer confidence and select areas of the housing market.

Against this backdrop, US equities contended with unprecedented levels of volatility, posting steep declines early, and then pared some of those losses in March and April. The experience in international markets was similar to that in the United States, though there was a marked divergence in regional performance. Notably, emerging economies, which lagged most developed regions through the downturn, were among the market leaders during the late-period rally.

In fixed income markets, while risk aversion remained a dominant theme overall, relatively attractive yields and distressed valuations, alongside a more favorable macro environment, eventually captured investor attention, leading to a modest recovery in non-Treasury assets. A notable example from the opposite end of the credit spectrum was the high yield sector, which generally outperformed in the first four months of 2009 after extraordi-

nary challenges and severe underperformance last year. At the same time, the new year ushered in a return to normalcy for the tax-exempt market,

which had registered one of its worst years on record in 2008.

All told, the major benchmark indexes posted mixed results for the current reporting period, reflective of a bifurcated market.
Total Returns as of April 30, 2009	6-month	12-month
US equities (S&P 500 Index)	(8.53)%	(35.31)%
Small cap US equities (Russell 2000 Index)	(8.40)	(30.74)
International equities (MSCI Europe, Australasia, Far East Index)	(2.64)	(42.76)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	8.98	9.30
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	7.74	3.84
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	8.20	3.11
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	16.39	(12.55)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”) in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). Barclays also notified BlackRock that its Board will recommend the transaction to

Barclays’ shareholders for approval at a special meeting to be held in early August 2009. The combination of BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm. The transaction is expected to close in the fourth quarter 2009 following approval by Barclays’ shareholders, the receipt of client consents and regulatory approvals, and satisfaction of customary closing conditions.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We thank you for entrusting BlackRock with your investments and look forward to continuing to serve you in the months and years ahead.

Sincerely,

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of April 30, 2009

Portfolio Management Commentary

How did the Fund perform?
•All of the Fund’s share classes outperformed the Reference Portfolio and the FTSE World Index for the six-month period. The Fund invests in both equities and bonds; therefore, the Reference Portfolio provides a truer representation of the Fund’s composition and a more comparable means for measurement.

What factors influenced performance?
•Contributing to the Fund’s performance relative to its reference bench-
mark were its underweight and security selection in US equities, and its overweight and stock selection in Canada and Japan. The Fund also benefited from its overweight position in emerging equity markets, including Brazil, Russia, India and China. From a sector perspective, pos-
itive contributions came from an overweight and stock selection in mate-
rials and telecommunication services (telecom); an underweight and stock selection in financials and utilities; and stock selection in energy.

•The Fund benefited from its investments in US Treasury Inflation Protected
Securities (TIPS) and convertible bonds, as well as an underweight posi-
tion in the British pound sterling.

•Detracting from relative performance were the Fund’s underweight in
Australian equities and its underweight and security selection in European equities, notably in Spain, Sweden and France. From a sector perspective, an underweight and stock selection in the consumer discretionary, infor-
mation technology (IT) and industrials sectors detracted from relative performance.

Describe recent portfolio activity.
•The Fund’s overall equity allocation decreased from 59.0% of net assets to 55.0%. Within equities, decreases in the US (3.2)%, Europe (1.4)%
and Asia (1.1)% were partially offset by increases in Latin America 0.3%

and Africa/Middle East 0.1%. On a sector basis, the Fund increased its weighting in materials 1.2%, while reducing its weightings in industrials
(1.3)%, financials (1.3)%, consumer discretionary (1.2)%, energy (0.7)%, consumer staples (0.4)%, IT (0.3)%, utilities (0.3)%, healthcare (0.2)%
and telecom (0.2)%.

•The Fund’s allocation to fixed income increased from 30.0% of net assets to 36.0%, primarily due to increases in convertible bonds 5.4%, notably in the US, Asia and Europe; corporates 1.4%; and Japanese gov-
ernment bonds 1.3%. These increases were partially offset by decreases in UK Gilts (1.7)% and US TIPS (1.4)%. Reflecting the above changes, the Fund’s cash equivalent holdings decreased from 11.0% of net assets to 9.0%.

Describe Fund positioning relative to its Reference Portfolio at period end.
•The Fund was underweight in both equities (5.3)% and fixed income
(3.9)%, and overweight in cash equivalents 9.2%. Within the equity segment, the Fund was underweight in Europe (6.9)% and the US
(5.1)%, and overweight in Asia 5.5%.

•On a sector basis, the Fund was overweight in materials 2.6%, telecom
1.6%, energy 1.0% and healthcare 0.7%, with underweights in con-
sumer discretionary (4.6)%, financials (4.2)%, IT (3.3)%, consumer staples (2.6)%, utilities (1.2)% and industrials (0.7)%.

•As for currency exposure, the Fund was overweight in the US dollar
10.8%, modestly overweight in the Brazilian real 1.8% and underweight in the euro (9.1)%, the British pound sterling (4.5)% and the Swiss
Franc (1.5)%. The Fund had overweight positions in several small Asian currencies, including the Malaysian ringgit 1.1%, the Singapore dollar
0.8% and the Indian rupee 0.7%.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	November 1, 2008	April 30, 2009	During the Period[1]	November 1, 2008	April 30, 2009	During the Period[1]
Institutional	$1,000	$1,020.80	$4.32	$1,000	$1,020.62	$4.32
Investor A	$1,000	$1,019.30	$5.67	$1,000	$1,019.28	$5.67
Investor B	$1,000	$1,015.40	$9.87	$1,000	$1,015.10	$9.87
Investor C	$1,000	$1,014.80	$9.52	$1,000	$1,015.45	$9.52
Class R	$1,000	$1,017.40	$7.47	$1,000	$1,017.49	$7.47

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.86% for Institutional, 1.13% for Investor A, 1.97% for Investor B, 1.90% for
Investor C and 1.49% for Class R), multiplied by the average account value over the period, multiplied by 181/364 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 364.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 The Fund invests in a portfolio of US and foreign equity securities, debt and money market securities, whose composition varies with respect to types of securities and markets in response to changing market and economic trends.
3 This unmanaged capitalization-weighted Index is comprised of 2,200 equities from 24 countries in 12 regions, including the United States.
4 The Reference Portfolio is an unmanaged weighted Index comprised as follows: 36% of the S&P 500 Index; 24% FTSE World Index
(Excluding US) Equities; 24% Merrill Lynch Treasury Index GA05; and 16% Citigroup World Government Bond Index (Excluding US).
Descriptions of these Indexes can be found in the footnotes below.

Performance Summary for the Period Ended April 30, 2009

					Average Annual Total Returns[5]
		1	Year		5 Years		10 Years
	6-Month	w/o sales		w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge		charge	charge	charge	charge	charge
Institutional	2.08%	(21.68)%		N/A	6.07%	N/A	7.68%	N/A
Investor A	1.93	(21.89)		(25.99)%	5.80	4.67%	7.40	6.82%
Investor B	1.54	(22.50)		(25.85)	4.97	4.64	6.74	6.74
Investor C	1.48	(22.52)		(23.26)	4.98	4.98	6.57	6.57
Class R	1.74	(22.16)		N/A	5.49	N/A	7.16	N/A
FTSE World Index	(3.35)	(38.82)		N/A	0.38	N/A	(0.34)	N/A
Reference Portfolio	(0.19)	(22.57)		N/A	2.37	N/A	2.29	N/A
US Stocks: S&P 500 Index[6]	(8.53)	(35.31)		N/A	(2.70)	N/A	(2.48)	N/A
Non-US Stocks: FTSE World Index
(Excluding US) Equities[7]	0.80	(41.99)		N/A	3.01	N/A	1.83	N/A
US Bonds: ML Treasury Index GA05[8]	5.88	9.18		N/A	5.53	N/A	5.96	N/A
Non-US Bonds: Citigroup World
Government Bond Index (Excluding US)[9]	5.88	(2.36)		N/A	5.51	N/A	5.57	N/A

5 Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund
Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
6 This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.
7 This unmanaged capitalization-weighted Index is comprised of 1,631 companies in 28 countries, excluding the United States.
8 This unmanaged Index is designed to track the total return of the current coupon five-year U.S. Treasury bond.
9 This unmanaged market capitalization-weighted Index tracks 10 government bond indexes, excluding the United States.
N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to inception,
Class R Share performance results are those of the Institutional Shares
(which have no distribution or service fees) restated to reflect Class R
Share fees.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a share-
holder would pay on fund distributions or the redemption of fund shares.
The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distri-
butions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
The Fund’s Advisor waived a portion of its fee. Without such waiver, the
Fund’s returns would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on November 1, 2008 and held through April 30,
2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number correspon-
ding to their share class under the heading entitled “Expenses Paid
During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Portfolio Information

Overall Asset Exposure as of April 30, 2009

	Percent of Fund’s Net Assets		Reference Portfolio[4]
	4/30/09	10/31/08	Percentages
U.S. Equities	30.9%[1]	34.1%[1]	36.0%
European Equities	5.5[1]	6.9[1]	12.4
Pacific Basin Equities	13.9[1]	15.1[1]	8.4
Other Equities	4.4	3.1	3.2
Total Equities	54.7[2]	59.2[2]	60.0

U.S. Dollar Denominated Fixed Income Securities	22.1	16.9	24.0
U.S. Issuers	15.1	13.1	—
Non-U.S. Issuers	7.0	3.8	—
Non-U.S. Dollar Denominated Fixed Income Securities	14.0	12.6	16.0
Total Fixed Income Securities	36.1	29.5	40.0

Cash & Cash Equivalents[3]	9.2	11.3	—

1 Includes value of financial futures contracts.
2 Includes Preferred Stock.
3 Cash & Cash Equivalents are reduced by the market (or nominal) value of long financial futures contracts.
4 The Reference Portfolio is an unmanaged weighted index comprised as follows: 36% of the S&P 500 Index; 24% FTSE World Index (Ex-U.S.) Equities; 24% Merrill Lynch
Treasury Index GA05; and 16% Citigroup World Government Bond Index (Ex-U.S.). Descriptions of these Indexes can be found on page 5 of this report to shareholders in the “Performance Summary” section.

Fund Profile as of April 30, 2009

	Percent of		Percent of
	Long-Term		Long-Term
Geographic Allocation	Investments	Ten Largest Holdings (Equity Investments)	Investments
United States	53%	SPDR Gold Trust	2%
Japan	12	Microsoft Corp.	1
Germany	5	Bristol-Myers Squibb Co.	1
Canada	4	Exxon Mobil Corp.	1
United Kingdom	3	AT&T Inc.	1
Brazil	3	Petroleo Brasileiro SA	1
China	2	Johnson & Johnson	1
Malaysia	2	Chevron Corp.	1
India	2	Verizon Communications, Inc.	1
Singapore	2	The Procter Gamble Co.	1
South Korea	2
		For Fund compliance purposes, the Fund's industry classifications refer to any
France	1	one or more of the industry sub-classifications used by one or more widely
Luxembourg	1	recognized market indexes or ratings group indexes, and/or as defined by Fund
United Arab Emirates	1	management. This definition may not apply for purposes of this report, which may
		combine industry sub-classifications for reporting ease.
Hong Kong	1
Switzerland	1
Russia	1
Taiwan	1
Kazakhstan	1
Australia	1
Netherlands	1

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Derivative Instruments

The Fund may invest in various derivative instruments, including swap agreements, futures and forward currency contracts and other instru-
ments specified in the Notes to Financials Statements, which constitute forms of economic leverage. Such instruments are used to obtain expo-
sure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument.

The Fund’s ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

8 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited)			(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value

Australia — 0.3%			China (concluded)
BHP Billiton Ltd.	1,014,600	$24,510,266	Huaneng Power International, Inc.	3,000,000	$2,044,551
Macquarie Airports Group	936,000	1,233,747	Jiangsu Express	3,274,000	2,311,935
Newcrest Mining Ltd.	634,500	13,704,188	Ping An Insurance Group Co. of China Ltd.	1,507,300	9,311,344
Transurban Group	2,882,894	9,343,694	Shanghai Industrial Holdings Ltd.	1,325,000	4,514,490
Woodside Petroleum Ltd.	974,000	26,779,020	Tianjin Development Holdings Ltd. (d)	75,963,900	31,465,144
		75,570,915	Tianjin Port Development Holdings Ltd.	30,251,200	7,580,993
			Xiamen International Port Co. Ltd.	36,222,600	5,596,439
Austria — 0.1%			Yanzhou Coal Mining Co. Ltd.	300	283
Telekom Austria AG	680,600	8,952,358
					289,177,211
Brazil — 1.4%
All America Latina Logistica SA	874,100	4,488,400	Egypt — 0.1%
Cia Brasileira de Distribuicao Grupo Pao de			Telecom Egypt	10,449,481	29,322,991
Acucar (Preference Shares)	1,276,732	20,647,485	Finland — 0.2%
Cia Energetica de Minas Gerais (a)	442,599	6,661,115	Fortum Oyj	443,275	8,940,956
Petroleo Brasileiro SA (a)	9,016,910	251,924,355	Nokia Oyj	477,401	6,780,749
SLC Agricola SA	2,891,300	19,680,838	Nokia Oyj (a)(c)	2,144,700	30,326,058
Vivo Participacoes SA (a)	2,083,875	33,258,645			46,047,763
		336,660,838	France — 0.8%
Canada — 2.6%			Bouygues	223,452	9,532,436
Alamos Gold, Inc. (b)	2,512,300	16,316,371	Cie Generale d’Optique Essilor International SA	1,010,000	43,515,119
BCE, Inc.	18,700	400,180	France Telecom SA	2,223,000	49,350,665
Barrick Gold Corp.	1,909,140	55,555,974	Sanofi-Aventis	250,917	14,531,142
Canadian Natural Resources Ltd.	500,000	23,055,000	Sanofi-Aventis (a)	31,800	913,296
Canadian Pacific Railway Ltd.	1,246,100	44,635,852	Schneider Electric SA	108,208	8,234,467
Eldorado Gold Corp. (b)	4,523,500	35,936,294	Thales SA	271,200	11,250,666
EnCana Corp.	13,700	626,501	Total SA	932,993	46,683,052
Goldcorp, Inc.	3,440,300	94,677,056	Vivendi SA	770,300	20,712,657
Golden Star Resources Ltd. (b)	1,500,000	1,986,089			204,723,500
IAMGOLD Corp.	6,813,300	54,438,267
IAMGOLD, International African Mining			Germany — 0.3%
Gold Corp.	1,927,900	15,364,392	Allianz AG Registered Shares	106,990	9,872,298
Kinross Gold Corp.	8,375,015	129,137,798	BASF SE	176,417	6,657,558
New Gold, Inc. (b)	350,000	630,604	Bayer AG	250,232	12,438,406
Nexen, Inc.	47,500	907,250	Bayer AG (a)	12,400	613,304
Nortel Networks Corp. (b)	788,388	156,889	Bayerische Motoren Werke AG	136,220	4,719,903
Petro-Canada	431,300	13,611,083	Deutsche Telekom AG	434,897	5,259,273
Rogers Communications, Inc. Class B	1,252,800	30,793,824	E.ON AG	432,935	14,640,556
Sino-Forest Corp. (b)	1,047,000	9,160,044	GEA Group AG	555,854	7,310,823
Sun Life Financial, Inc.	11,400	264,708			61,512,121
TELUS Corp.	331,500	8,097,901	Hong Kong — 0.4%
Talisman Energy, Inc.	290,900	3,645,250	Cheung Kong Holdings Ltd.	1,699,000	17,526,201
Vittera, Inc. (b)	1,000,000	7,290,706	Cheung Kong Infrastructure Holdings Ltd.	4,499,900	17,358,487
Yamaha Gold, Inc.	9,986,100	78,328,916	Hutchison Whampoa Ltd.	3,798,000	22,370,090
		625,016,949	The Link REIT	17,775,000	34,553,844
China — 1.2%			Wharf Holdings Ltd.	5,048,375	16,610,360
Beijing Enterprises Holdings Ltd.	20,688,400	90,946,056			108,418,982
Chaoda Modern Agriculture Holdings Ltd.	45,755,108	26,012,259	India — 0.7%
China Communications Services Corp. Ltd.	368,400	216,271	Bharat Heavy Electricals Ltd.	980,000	32,642,695
China Life Insurance Co. Ltd. (a)(c)	258,866	13,706,955	Container Corp. of India	322,400	4,905,707
China Mobile Ltd.	3,422,000	29,549,763	Hindustan Lever Ltd.	2,439,200	11,485,488
China Shenhua Energy Co. Ltd. Class H	13,396,100	37,037,775	Housing Development Finance Corp.	335,000	11,644,116
China South Locomotive and Rolling Corp.	9,518,500	4,270,276	Larsen & Toubro Ltd.	687,300	12,192,695
Denway Motors Ltd.	17,802,000	7,443,978	Reliance Industries Ltd.	1,917,300	69,837,077
Guangshen Railway Co. Ltd.	38,394,100	17,168,699	State Bank of India Ltd.	945,000	24,388,944
					167,096,722

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Schedule of Investments (continued)			(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value

Indonesia — 0.0%			Japan (concluded)
Bumi Resources Tbk PT	40,426,733	$5,559,817	Shin-Etsu Chemical Co. Ltd.	1,470,100	$71,450,962
Israel — 0.1%			Shionogi & Co. Ltd.	958,300	16,486,760
AFI Development Plc (a)	2,850,986	3,706,282	Sony Corp. (a)	27,800	718,908
Check Point Software Technologies Ltd. (b)	60,400	1,399,468	Sumitomo Chemical Co. Ltd.	24,500,000	96,432,009
Ectel Ltd. (a)(b)	227,521	120,586	Sumitomo Mitsui Financial Group, Inc.	800,000	27,744,941
Teva Pharmaceutical Industries Ltd. (a)	340,000	14,922,600	Suzuki Motor Corp.	3,151,000	59,430,624
			Tadano Ltd.	606,000	2,662,474
		20,148,936	Takeda Pharmaceutical Co. Ltd.	2,128,700	75,493,811
Italy — 0.1%			Terumo Corp.	205,000	7,756,169
Eni SpA	969,927	20,813,816	Toda Corp.	4,179,300	13,689,330
Finmeccanica SpA	356,772	5,025,910	Toho Co. Ltd.	1,392,000	18,386,275
		25,839,726	Tokio Marine Holdings, Inc.	3,745,100	98,770,633
			Tokyo Gas Co. Ltd.	11,317,000	42,905,010
Japan — 7.7%			Toyota Industries Corp.	1,598,600	42,599,248
Aioi Insurance Co. Ltd.	12,941,300	56,804,791	Toyota Motor Corp.	624,300	24,709,023
Astellas Pharma, Inc.	2,320,000	75,439,645	Ube Industries Ltd.	8,735,800	16,472,515
Canon, Inc.	1,483,400	44,391,798	West Japan Railway Co.	5,020	15,394,654
Coca-Cola Central Japan Co. Ltd.	574,500	6,981,767
Coca-Cola West Holdings Co. Ltd.	1,623,900	26,696,223			1,891,795,482
Daikin Industries Ltd.	516,000	13,881,843	Kazakhstan — 0.3%
Daiwa House Industry Co. Ltd.	2,181,000	19,047,698	KazMunaiGas Exploration Production (a)	3,751,400	66,624,864
East Japan Railway Co.	951,708	53,628,115	Luxembourg — 0.0%
Fanuc Ltd.	32,700	2,359,705	ArcelorMittal	395,857	9,272,701
Futaba Industrial Co. Ltd.	2,040,600	9,196,330
Hitachi Chemical Co. Ltd.	1,303,000	17,480,699	Malaysia — 0.3%
Hokkaido Coca-Cola Bottling Co. Ltd.	511,000	2,459,335	Axiata Group Berhad (b)	8,437,500	5,196,739
Honda Motor Co. Ltd.	852,300	24,978,296	British American Tobacco Malaysia Bhd	1,131,000	14,119,606
Hoya Corp.	2,205,000	38,252,802	IOI Corp. Bhd	18,696,656	22,409,694
JGC Corp.	2,196,000	28,794,426	PLUS Expressways Bhd	3,642,800	3,373,939
KDDI Corp.	13,545	60,912,144	Resorts World Bhd	5,027,888	3,401,799
Kinden Corp.	1,672,000	13,949,815	Telekom Malaysia Bhd	5,050,000	5,406,716
Kirin Holdings Co. Ltd.	3,118,500	34,312,859	Tenaga Nasional Bhd	9,249,444	19,018,570
Kubota Corp.	6,836,100	41,087,927			72,927,063
Kyowa Hakko Kirin Co. Ltd.	1,693,000	14,972,594	Mexico — 0.1%
Marco Polo Investment Holdings Ltd.	4,274	—	America Movil, SA de CV (a)	665,200	21,851,820
Mikuni Coca-Cola Bottling Co. Ltd.	1,393,100	10,642,713	Fomento Economico Mexicano, SA de CV (a)	349,200	9,885,852
Mitsubishi Corp.	6,090,100	93,723,304
Mitsubishi Rayon Co. Ltd.	2,071,500	4,312,639			31,737,672
Mitsubishi Tanabe Pharma Corp.	1,006,000	9,602,326	Netherlands — 0.1%
Mitsui & Co. Ltd.	6,332,900	67,170,298	Koninklijke KPN NV	1,322,069	15,894,342
Mitsui Sumitomo Insurance Group Holdings, Inc.	1,624,695	44,327,467	Koninklijke Philips Electronics NV	74,300	1,335,914
Murata Manufacturing Co. Ltd.	653,400	26,481,403	Unilever NV (a)	267,300	5,289,867
NCB Holdings Ltd.	34,970	—			22,520,123
NGK Insulators Ltd.	883,300	13,546,518
NTT DoCoMo, Inc.	70,200	97,956,340	Norway — 0.1%
NTT Urban Development Co.	11,200	9,079,596	StatoilHydro ASA	1,105,000	20,594,433
Nintendo Co. Ltd.	78,000	20,971,165	Philippines — 0.0%
Nippon Sheet Glass Co. Ltd.	189,000	535,493	First Gen Corp. (b)	450,000	174,036
Nippon Telegraph & Telephone Corp.	840,000	31,651,622	Russia — 0.7%
Nipponkoa Insurance Co. Ltd.	8,022,600	43,500,523	Kuzbassrazrezugol (b)	48,662,296	4,866,230
Okumura Corp.	6,040,800	22,696,280	MMC Norilsk Nickel (a)	1,560,974	13,002,913
Panasonic Corp.	2,341,600	34,315,130	Novorossiysk Commercial Sea Port (a)	5,050,829	31,567,681
RHJ International	3,474,800	16,321,987	OAO Gazprom (a)	4,157,800	74,341,464
RHJ International (a)(b)(e)	911,000	4,315,136	Polyus Gold Co. ZAO (a)	1,221,400	27,115,080
Rinnai Corp.	271,300	9,459,880	Sberbank	19,256,500	16,098,434
Rohm Co. Ltd.	111,700	6,850,400	Surgutneftegaz (a)	1,423,200	10,175,880
Sekisui House Ltd.	5,115,000	44,144,176	Uralkali (a)(b)	88,300	1,056,068
Seven & I Holdings Co. Ltd.	2,574,800	58,181,815
Shimachu Co. Ltd.	302,000	5,277,113			178,223,750

See Notes to Financial Statements.

10 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Schedule of Investments (continued)			(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value

Singapore — 0.6%			Taiwan — 0.6%
CapitaLand Ltd.	4,556,700	$8,405,759	Asustek Computer, Inc.	3,823,000	$5,073,483
Fraser and Neave Ltd.	8,750,000	15,379,965	Chunghwa Telecom Co. Ltd.	9,631,331	18,345,803
Keppel Corp. Ltd.	8,844,900	35,311,752	Chunghwa Telecom Co. Ltd. (a)	2,112,704	39,930,107
MobileOne Ltd.	10,800,000	10,715,662	Delta Electronics, Inc.	10,557,854	23,046,738
Noble Group Ltd.	5,085,317	4,405,594	HON HAI Precision Industry Co. Ltd.	4,312,500	12,450,347
Oversea-Chinese Banking Corp.	3,900,000	15,370,687	Taiwan Cement Corp.	24,323,534	23,238,419
Parkway Holdings Ltd.	13,359,853	10,805,040	Taiwan Semiconductor Manufacturing Co. Ltd.	20,332,167	34,406,945
Parkway Life Real Estate Investment Trust	449,995	229,606			156,491,842
Sembcorp Marine Ltd.	4,629,100	6,517,165
Singapore Press Holdings Ltd.	4,350,000	8,504,085	Thailand — 0.2%
Singapore Telecommunications Ltd.	23,351,910	40,125,135	Hana Microelectronics Pcl	10,705,000	3,670,979
			PTT Public Company THB10	3,250,000	17,454,301
		155,770,450	Siam Commercial Bank Pcl	12,594,600	21,505,587
South Africa — 0.1%					42,630,867
Anglo Platinum Ltd.	79,000	4,225,994
Gold Fields Ltd. (a)	550,000	5,720,000	United Kingdom — 1.5%
Impala Platinum Holdings Ltd.	310,000	5,923,181	Anglo American Plc	542,159	11,666,346
Katanga Mining Ltd. (b)	3,115,800	1,031,376	AstraZeneca Group Plc (a)	27,000	944,190
Sasol Ltd.	152,000	4,576,758	BAE Systems Plc	2,344,109	12,330,618
			BP Plc	5,655,503	39,965,518
		21,477,309	BP Plc (a)	1,453,600	61,719,856
South Korea — 0.8%			British American Tobacco Plc	682,043	16,448,733
Cheil Industries, Inc.	215,411	7,734,146	Cadbury Plc (a)	505,536	15,211,578
KT Corp. (a)(c)	2,127,300	30,462,936	Diageo Plc (a)	1,215,000	58,137,750
KT&G Corp.	652,800	35,989,657	GlaxoSmithKline Plc	1,267,132	19,517,933
Korean Reinsurance Co.	316,706	2,931,206	Guinness Peat Group Plc	29,157,001	12,364,931
LS Corp.	291,400	22,944,130	National Grid Plc	606,451	5,038,671
Meritz Fire & Marine Insurance Co. Ltd.	324,466	1,465,091	Premier Foods Plc	2,250,000	1,190,555
POSCO	45,230	13,948,043	Royal Dutch Shell Plc (a)	200,000	9,136,000
POSCO (a)	217,800	16,764,066	Royal Dutch Shell Plc Class B	859,598	19,453,212
Paradise Co. Ltd.	1,915,226	4,927,768	Unilever Plc	646,606	12,590,449
SK Telecom Co. Ltd.	77,940	11,110,857	Unilever Plc (a)	419,600	8,165,416
Samsung Electronics Co. Ltd.	82,200	37,956,437	Vodafone Group Plc	22,331,161	41,044,039
Samsung Fine Chemicals Co. Ltd.	467,400	18,339,141	Vodafone Group Plc (a)	1,314,786	24,126,323
		204,573,478	WPP Plc	933,781	6,388,879
Spain — 0.2%					375,440,997
Iberdrola Renovables	1,315,200	5,340,782	United States — 26.1%
Telefonica SA	1,325,328	25,109,862	3Com Corp. (b)	7,149,116	28,953,920
Telefonica SA (a)	186,798	10,514,859	3M Co.	727,000	41,875,200
		40,965,503	ACE Ltd.	1,995,905	92,450,320
			AGCO Corp. (b)	17,750	431,325
Sweden — 0.0%			AT&T Inc.	8,498,670	217,735,925
Autoliv, Inc.	24,600	606,882	Abbott Laboratories	1,430,900	59,883,165
Telefonaktiebolaget LM Ericsson (a)	122,100	1,041,513	AboveNet, Inc. (b)	4,293	208,211
		1,648,395	Accenture Ltd. Class A	17,400	512,082
Switzerland — 0.8%			Aetna, Inc.	1,970,300	43,366,303
Credit Suisse Group AG	349,240	13,647,088	Affiliated Computer Services, Inc. Class A (b)	26,600	1,286,908
Foster Wheeler AG (b)	898,791	19,350,970	Alliance Resource Partners LP	389,262	12,802,827
Nestle SA Registered Shares	2,039,031	66,465,747	The Allstate Corp.	328,700	7,668,571
Noble Corp.	44,000	1,202,520	Altria Group, Inc.	1,779,000	29,051,070
Novartis AG Registered Shares	317,171	12,004,387	Amdocs Ltd. (b)	61,200	1,280,916
Roche Holding AG	136,115	17,164,664	American Commercial Lines, Inc. (b)	2,422,182	12,062,466
Transocean Ltd. (b)	267,000	18,017,160	AmerisourceBergen Corp.	250,000	8,410,000
Tyco International Ltd.	329,246	7,822,885	Amgen, Inc. (b)	34,500	1,672,215
Weatherford International Ltd. (b)	599,800	9,974,674	Anadarko Petroleum Corp.	700,000	30,142,000
Zurich Financial Services AG	124,699	23,172,881	Apache Corp.	457,400	33,326,164
			Apple, Inc. (b)	397,100	49,967,093
		188,822,976	Arch Capital Group Ltd. (b)	288,500	16,669,530
			Archer-Daniels-Midland Co.	42,900	1,056,198

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Schedule of Investments (continued)			(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value

United States (continued)			United States (continued)
Ascent Media Corp. Class A (b)	3,255	$83,849	Entergy Corp.	464,200	$30,066,234
Autodesk, Inc. (b)	58,800	1,172,472	Everest Re Group Ltd.	167,500	12,502,200
Avnet, Inc. (b)	21,200	464,068	Exelon Corp.	627,600	28,951,188
Avon Products, Inc.	556,400	12,663,664	Extreme Networks, Inc. (b)	68,641	120,808
Axis Capital Holdings Ltd.	19,300	475,552	Exxon Mobil Corp.	3,425,042	228,347,550
BMC Software, Inc. (b)	17,500	606,725	FMC Corp.	114,414	5,575,394
Bank of America Corp. (c)	2,491,900	22,252,667	FPL Group, Inc.	1,113,000	59,868,270
The Bank of New York Mellon Corp.	4,282,048	109,106,583	FairPoint Communications, Inc.	56,015	58,256
Baxter International, Inc.	209,982	10,184,127	Family Dollar Stores, Inc.	20,000	663,800
Big Lots, Inc. (b)	26,300	726,932	Fidelity National Title Group, Inc. Class A	2,500,000	45,325,000
Boeing Co.	1,738,900	69,642,945	Fluor Corp.	28,500	1,079,295
Boston Scientific Corp. (b)	875,000	7,358,750	Forest Laboratories, Inc. (b)	270,600	5,869,314
Bristol-Myers Squibb Co.	11,954,700	229,530,240	Foundation Coal Holdings, Inc.	2,193,114	35,616,171
Bunge Ltd.	143,349	6,882,185	Frontline Ltd.	25,800	519,354
Burlington Northern Santa Fe Corp.	1,516,600	102,340,168	The Gap, Inc.	82,900	1,288,266
CA, Inc.	3,011,600	51,950,100	General Communication, Inc. Class A (b)	657,800	5,038,748
CF Industries Holdings, Inc.	18,000	1,296,900	General Dynamics Corp.	94,057	4,859,925
CMS Energy Corp.	699,500	8,407,990	General Electric Co.	5,190,200	65,656,030
CNA Financial Corp.	15,700	187,929	Global Industries Ltd. (b)	4,800,800	31,061,176
CNX Gas Corp. (b)	419,912	10,812,733	Goodrich Corp.	28,500	1,261,980
CVS Caremark Corp.	860,000	27,330,800	Google, Inc. Class A (b)	197,300	78,124,881
CenturyTel, Inc.	46,100	1,251,615	H.J. Heinz Co.	392,598	13,513,223
Chevron Corp.	2,623,250	173,396,825	Halliburton Co.	1,070,000	21,635,400
Chubb Corp.	784,000	30,536,800	Hanesbrands, Inc. (b)	50,875	837,403
Cigna Corp.	2,205,600	43,472,376	Hasbro, Inc.	25,100	669,166
Circuit City Stores, Inc.	558,700	14,526	HealthSouth Corp. (b)	532,265	4,987,323
Cisco Systems, Inc. (b)	3,739,217	72,241,672	Hess Corp.	500,000	27,395,000
The Coca-Cola Co.	550,900	23,716,245	Hewitt Associates, Inc. Class A (b)	33,000	1,034,880
Comcast Corp. Class A	5,869,263	90,738,806	Hewlett-Packard Co.	1,289,200	46,385,416
Complete Production Services, Inc. (b)	1,341,100	8,958,548	Hologic, Inc. (b)	3,386,000	50,315,960
Computer Sciences Corp. (b)	32,250	1,191,960	Honeywell International, Inc.	14,100	440,061
Comverse Technology, Inc. (b)	2,552,750	18,252,163	Humana, Inc. (b)	1,556,800	44,804,704
ConAgra Foods, Inc.	575,925	10,193,873	IPC Holdings, Ltd.	531,985	13,852,889
ConocoPhillips	1,872,000	76,752,000	International Business Machines Corp.	860,665	88,829,235
Consol Energy, Inc.	2,739,247	85,683,646	International Game Technology	1,603,900	19,808,165
Constellation Brands, Inc. Class A (b)	400,400	4,640,636	International Paper Co.	1,918,900	24,293,274
Corning, Inc.	5,563,000	81,331,060	JDS Uniphase Corp. (b)	313,092	1,443,354
Covidien Ltd.	329,420	10,864,272	JPMorgan Chase & Co.	3,126,100	103,161,300
Crown Holdings, Inc. (b)	600,900	13,249,845	Johnson & Johnson	3,500,000	183,260,000
DISH Network Corp. (b)	522,900	6,928,425	KBR, Inc.	628,000	9,809,360
DaVita, Inc. (b)	370,300	17,170,811	Key Energy Services, Inc. (b)	577,400	2,534,786
Dell, Inc. (b)	84,000	976,080	King Pharmaceuticals, Inc. (b)	277,700	2,188,276
Devon Energy Corp.	726,996	37,694,743	Kraft Foods, Inc.	2,634,068	61,637,191
Discover Financial Services, Inc.	3,450	28,049	The Kroger Co.	24,808	536,349
Discovery Communications, Inc. Class A (b)	32,550	618,125	L-3 Communications Holdings, Inc.	8,600	654,890
Discovery Communications, Inc. Class C (b)	32,550	570,276	LSI Corp. (b)	217,228	834,156
Dover Corp.	32,100	988,038	Lexmark International, Inc. Class A (b)	692,800	13,592,736
The Dow Chemical Co.	1,932,000	30,912,000	Liberty Media Corp. — Entertainment Class A (b)	768	18,701
Dr. Pepper Snapple Group, Inc. (b)	398,152	8,245,728	Liberty Media Holding Corp. — Capital (b)	192	2,246
Dynegy, Inc. Class A (b)	140,288	249,713	Liberty Media Holding Corp. — Interactive (b)	48,153	255,211
E.I. du Pont de Nemours & Co.	1,341,100	37,416,690	Life Technologies Corp. (b)	350,000	13,055,000
EMC Corp. (b)	93,700	1,174,061	Lockheed Martin Corp.	425,500	33,414,515
ENSCO International, Inc.	131,300	3,713,164	Loews Corp.	14,310	356,176
El Paso Corp.	6,798,344	46,908,574	Macquarie Infrastructure Co. LLC	776,800	1,926,464
Electronic Arts, Inc. (b)	250,000	5,087,500	Manpower, Inc.	9,700	417,973
Eli Lilly & Co.	717,808	23,630,239	Marathon Oil Corp.	1,952,136	57,978,439
Embarq Corp.	97,166	3,552,389	Marsh & McLennan Cos., Inc.	95,200	2,007,768
Endo Pharmaceuticals Holdings, Inc. (b)	184,600	3,053,284	Mattel, Inc.	1,186,800	17,754,528
Endurance Specialty Holdings Ltd.	843,300	22,060,728	McDermott International, Inc. (b)	746,300	12,045,282

See Notes to Financial Statements.

12 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Schedule of Investments (continued)			(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value

United States (continued)			United States (concluded)
McDonald’s Corp.	621,000	$33,093,090	Sara Lee Corp.	3,077,500	$25,604,800
The McGraw-Hill Cos., Inc.	48,100	1,450,215	Schering-Plough Corp.	2,857,600	65,781,952
McKesson Corp.	450,000	16,650,000	Schlumberger Ltd.	869,788	42,610,914
Mead Johnson Nutrition Co. (b)	559,700	15,811,525	Seagate Technology	37,600	306,816
Medco Health Solutions, Inc. (b)(c)	510,200	22,219,210	Smith International, Inc.	204,487	5,285,989
Medtronic, Inc.	2,342,200	74,950,400	The Southern Co.	237,500	6,859,000
Merck & Co., Inc.	2,575,000	62,418,000	Spirit Aerosystems Holdings, Inc. Class A (b)	2,527,100	32,220,525
MetLife, Inc.	628,575	18,700,106	Sprint Nextel Corp. (b)	3,412,000	14,876,320
Mettler Toledo International, Inc. (b)	125,000	7,703,750	The St. Joe Co. (b)	1,169,200	29,089,696
Microsoft Corp.	12,801,950	259,367,507	Stone Energy Corp. (b)	184,500	795,195
Motorola, Inc.	4,328,450	23,936,329	Sun Microsystems, Inc. (b)	1,049,962	9,617,652
Murphy Oil Corp.	257,200	12,271,012	Sunoco, Inc.	10,300	273,053
Mylan, Inc. (b)(c)	1,530,858	20,283,869	Synopsys, Inc. (b)	28,600	622,908
Nabors Industries Ltd. (b)	300,000	4,563,000	Tellabs, Inc. (b)	263,300	1,379,692
National Oilwell Varco, Inc. (b)	1,000,000	30,280,000	Thermo Fisher Scientific, Inc. (b)	510,000	17,890,800
NetApp, Inc. (b)	70,700	1,293,810	Time Warner Cable, Inc.	123,555	3,982,178
Newmont Mining Corp.	2,312,915	93,071,700	Time Warner, Inc.	492,233	10,745,454
News Corp. Class A	2,149,500	17,754,870	The Travelers Cos., Inc.	1,435,758	59,067,084
Noble Energy, Inc.	14,300	811,525	Tyco Electronics Ltd.	329,694	5,749,863
Northern Trust Corp.	1,430,774	77,776,875	U.S. Bancorp	2,686,400	48,946,208
Northrop Grumman Corp.	7,600	367,460	Unifi, Inc. (b)	1,621,711	1,459,540
Novell, Inc. (b)	532,900	2,003,704	Union Pacific Corp.	1,794,500	88,181,730
Novellus Systems, Inc. (b)	25,100	453,306	United Technologies Corp.	221,500	10,818,060
Occidental Petroleum Corp.	886,181	49,883,128	UnitedHealth Group, Inc.	2,500,000	58,800,000
Oracle Corp.	713,600	13,801,024	Valero Energy Corp.	58,100	1,152,704
PPL Corp.	603,400	18,047,694	Verizon Communications, Inc.	4,871,800	147,810,412
Pall Corp.	100,000	2,641,000	Viacom, Inc. Class B (b)	2,048,600	39,415,064
Panera Bread Co. Class A (b)	196,400	11,000,364	WABCO Holdings, Inc.	4,400	70,356
Parker Hannifin Corp.	12,900	585,015	Wal-Mart Stores, Inc.	200,300	10,095,120
PartnerRe Ltd.	172,200	11,742,318	Waters Corp. (b)	501,700	22,160,089
Pepsi Bottling Group, Inc.	23,500	734,845	WellPoint, Inc. (b)	1,362,500	58,260,500
PepsiAmericas, Inc.	167,000	4,103,190	Wells Fargo & Co.	1,529,000	30,595,290
PerkinElmer, Inc.	450,000	6,556,500	Western Digital Corp. (b)	53,841	1,266,340
Perrigo Co.	300,000	7,776,000	The Western Union Co.	94,500	1,582,875
Pfizer, Inc.	8,753,200	116,942,752	Windstream Corp.	474,166	3,935,578
PharMerica Corp. (b)	17,475	318,919	Wyeth	1,789,800	75,887,520
Philip Morris International, Inc.	1,143,700	41,401,940	XL Capital Ltd. Class A	5,255,937	49,983,961
Pitney Bowes, Inc.	49,400	1,212,276	XTO Energy, Inc.	400,000	13,864,000
Plains Exploration & Production Co. (b)	27,600	520,812	Xerox Corp.	4,938,700	30,175,457
Platinum Underwriters Holdings Ltd.	353,100	10,158,687	Xilinx, Inc.	57,700	1,179,388
Polycom, Inc. (b)	2,120,500	39,526,120			6,368,718,095
Praxair, Inc.	100,000	7,461,000
Precision Castparts Corp.	350,000	26,201,000	Total Common Stocks — 48.5%		11,854,458,865
The Procter & Gamble Co.	2,476,500	122,438,160
The Progressive Corp.	1,031,300	15,758,264
QUALCOMM, Inc.	958,150	40,548,908
Quest Diagnostics, Inc.	27,200	1,396,176	Investment Companies
Qwest Communications International Inc.	8,680,301	33,766,371	Brazil — 0.0%
Ralcorp Holdings, Inc. (b)	79,562	4,547,764	iShares MSCI Brazil (Free) Index Fund (c)	22,600	1,019,260
Raytheon Co.	10,400	470,392
RenaissanceRe Holdings Ltd.	369,600	17,984,736	South Korea — 0.0%
Reynolds American, Inc.	19,600	744,408	iShares MSCI South Korea Index Fund	25,200	862,344
Ross Stores, Inc.	43,200	1,639,008	United States — 2.7%
RusHydro (b)	1,618,691,200	44,837,746	Consumer Staples Select Sector SPDR Fund	1,427,000	31,394,000
Ryder System, Inc.	46,400	1,284,816	Health Care Select Sector SPDR Fund	1,428,100	34,531,458
SAIC, Inc. (b)	77,300	1,399,130	iShares Dow Jones U.S. Telecommunications
SUPERVALU, Inc.	203,876	3,333,373	Sector Index Fund	791,300	13,626,186
Safeway, Inc.	52,000	1,027,000

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Schedule of Investments (continued)				(Percentages shown are based on Net Assets)

Investment Companies		Shares	Value	Warrants		Shares	Value

United States (concluded)				United States — 0.0%
iShares Silver Trust (b)(c)		5,013,700	$61,167,140	AboveNet, Inc. (expires 9/08/10)		14,626	$321,772
KBW Bank (c)		253,400	4,138,022	Mandra Forestry Finance Ltd.
SPDR Gold Trust (b)		5,062,305	441,787,357	(expires 5/15/13)		22,750	—
Telecom HOLDRs Trust (d)		180,000	4,167,000				321,772
Utilities Select Sector SPDR Fund		2,385,500	61,665,175
Vanguard Telecommunication Services		24,600	1,157,676	Total Warrants — 0.0%			2,347,422
			653,634,014
Vietnam — 0.0%
Vietnam Enterprise Investments Ltd. —
R Shares (b)		2,838,370	3,122,207	Fixed Income Securities
Vinaland Ltd. (b)		14,680,000	7,009,700			Par
			10,131,907	Asset-Backed Securities		(000)
Total Investment Companies — 2.7%			665,647,525	United States — 0.0%
				Latitude CLO Ltd. Series 2005-1I Class SUB,
				0%, 12/15/17	USD	8,000	80,000
				Total Asset-Backed Securities — 0.0%			80,000
Preferred Securities

		Par
Capital Trusts		(000)		Corporate Bonds
United States — 0.0%				Brazil — 0.0%
Citigroup Capital XXI, 8.30%, 12/21/77 (f)	USD	12,646	7,694,838	Cosan Finance Ltd., 7%, 2/01/17 (e)		7,050	5,287,500
Total Capital Trusts — 0.0%			7,694,838	Canada — 0.2%
				Rogers Wireless Communications, Inc.,
				7.625%, 12/15/11	CAD	6,250	5,638,932
				Sino-Forest Corp.:
Preferred Stocks		Shares		5%, 8/01/13 (e)(g)	USD	69,125	53,226,250
Japan— 0.2%				9.125%, 8/17/11		3,144	2,955,360
Mizuho Financial Group, Inc.							61,820,542
Series 11X1, 2% (b)(g)		6,433,000	39,138,106	Chile— 0.2%
United States — 0.4%				Empresa Electrica del Norte Grande SA,
Bunge Ltd., 4.875% (g)		84,053	5,769,936	7.50%, 11/05/17		44,359	43,028,153
El Paso Corp., 4.99% (b)(e)(g)		10,650	6,642,938	China— 0.9%
El Paso Corp., 4.99% (b)(g)		41,681	25,998,524	Brilliance China Finance Ltd.,
Freeport-McMoRan Copper & Gold, Inc.,				9.763%, 6/07/11 (g)(i)		22,588	26,879,720
5.50% (g)		42,770	39,562,250	Celestial Nutrifoods Ltd.,
Mylan, Inc., 6.50% (g)		5,334	4,544,568	29.433%, 6/12/11 (g)(i)	SGD	89,400	42,269,504
NRG Energy, Inc., 4% (g)		8,732	7,858,800	Chaoda Modern Agriculture Holdings Ltd.,
XL Capital Ltd., 10.75% (g)		264,757	4,580,296	7.75%, 2/08/10	USD	15,600	13,416,000
			94,957,312	China Petroleum & Chemical Corp.,
Total Preferred Stocks — 0.6%			134,095,418	2.206%, 4/24/14 (g)(i)	HKD	271,770	36,031,209
				GOME Electrical Appliances Holdings Ltd.,
Total Preferred Securities — 0.6%			141,790,256	8.767%, 5/18/14 (g)(i)	USD	484,800	52,402,169
				Pine Agritech Ltd., 28.582%, 7/27/12 (g)(i)	CNY	412,400	41,100,982
							212,099,584

Warrants (h)				Europe — 0.5%
				European Investment Bank:
Canada — 0.0%				32.686%, 9/21/10 (e)(i)	BRL	127,600	48,657,282
Kinross Gold Corp. (expires 9/03/13)		567,813	1,988,987	4.375%, 4/15/13	EUR	37,150	52,225,143
New Gold, Inc. (expires 4/03/12)		1,750,000	36,663	Series 1158/0100, 3.625%, 10/15/11		14,382	19,768,342
			2,025,650				120,650,767
				France — 0.0%
				Compagnie Generale des Etablissements
				Michelin Series ML, 4.352%, 1/01/17 (g)(i)		9,371	10,120,164

See Notes to Financial Statements.

14 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Schedule of Investments (continued)				(Percentages shown are based on Net Assets)

		Par				Par
Corporate Bonds		(000)	Value	Corporate Bonds		(000)	Value

Germany — 0.6%				Kazakhstan — 0.3%
KfW — Kreditanstalt fuer Wiederaufbau,				KazMunaiGaz Finance Sub BV,
3.25%, 6/27/13 (g)	GBP	81,000	$110,359,552	9.125%, 7/02/18 (e)	USD	88,763	$76,779,995
Kreditanstalt fuer Wiederaufbau Series DPW,				Luxembourg — 1.1%
0.50%, 2/03/10 (g)		30,695	39,905,205	Acergy SA Series ACY, 2.25%, 10/11/13 (g)		11,200	8,592,853
			150,264,757	Evraz Group SA:
Hong Kong — 0.5%				8.875%, 4/24/13 (e)		12,250	8,391,250
CITIC Resources Finance Ltd.,				8.25%, 11/10/15		5,800	3,586,082
6.75%, 5/15/14 (e)	USD	25,822	20,786,710	9.50%, 4/24/18 (e)		33,495	20,683,163
FU JI Food and Catering Services Holdings				Gaz Capital SA:
Ltd., 29.623%, 10/18/10 (g)(i)	CNY	190,300	18,965,851	5.364%, 10/31/14	EUR	9,717	9,963,846
Hongkong Land CB 2005 Ltd.,				5.875%, 6/01/15		6,555	6,819,524
2.75%, 12/21/12 (g)	USD	7,500	7,237,500	5.136%, 3/22/17		9,799	8,978,311
Hutchinson Whampoa International 09 Ltd.,				5.44%, 11/02/17		7,706	7,095,576
7.625%, 4/09/19 (e)		29,713	29,207,166	6.605%, 2/13/18		39,523	38,696,771
Hutchison Whampoa International 03/33 Ltd.:				8.146%, 4/11/18 (e)	USD	3,000	2,445,000
5.45%, 11/24/10		15,000	15,576,105	8.625%, 4/28/34		14,490	13,258,350
6.25%, 1/24/14		12,662	12,957,354	Gazprom International SA, 7.201%, 2/01/20		25,856	23,302,582
Noble Group Ltd., 8.50%, 5/30/13 (e)		29,558	25,272,090	Novorossiysk Port Capital SA, 7%, 5/17/12		6,635	5,503,149
				TNK-BP Finance SA:
			130,002,776	6.125%, 3/20/12 (e)		8,064	6,814,080
India— 1.0%				7.50%, 3/13/13 (e)		4,900	4,067,000
Gujarat NRE Coke Ltd.,				7.50%, 7/18/16 (e)		12,621	9,276,435
15.772%, 4/12/11 (g)(i)		10,100	5,555,000	Series 2, 7.50%, 7/18/16		6,643	4,899,213
Housing Development Finance Corp.,				UBS Luxembourg SA for OJSC Vimpel
6.345%, 9/27/10 (g)(i)		24,300	29,281,500	Communications:
Punj Lloyd Ltd., 12.419%, 4/08/11 (g)(i)		16,300	13,855,000	8.25%, 5/23/16		19,590	13,810,950
Reliance Communications Ltd. (g)(i):				8.25%, 5/23/16 (e)		2,481	1,749,105
13.725%, 5/10/11		38,750	38,168,750	VIP Finance Ireland Ltd For OJSC Vimpel
9.994%, 3/01/12		104,700	89,276,643	Communications, 9.125%, 4/30/18 (e)		83,891	59,772,338
Suzlon Energy Ltd., 19.609%, 6/12/12 (g)(i)		24,975	12,302,061				257,705,578
Tata Motors Ltd. (g):
1%, 4/27/11		23,750	19,475,000	Malaysia — 1.2%
9.692%, 7/12/12 (i)		4,300	3,074,500	Berjaya Land Bhd, 8%, 8/15/11 (g)	MYR	71,700	20,784,924
Tata Steel Ltd., 1%, 9/05/12 (g)		26,100	24,284,667	Cherating Capital Ltd., 2%, 7/05/12 (f)(g)	USD	33,400	33,608,750
				Feringghi Capital Ltd.,
			235,273,121	8.244%, 12/22/09 (g)(i)		18,700	20,850,500
Ireland — 0.2%				IOI Resources, 8.147%, 1/15/13 (g)(i)		47,250	43,174,688
EuroChem Finance, 7.875%, 3/21/12		8,275	6,620,000	Johor Corp.:
TransCapital Invest Ltd. for OJSC AK Transneft:				1%, 7/31/09 (j)	MYR	66,470	22,218,904
6.103%, 6/27/12 (e)		8,000	7,128,904	Series P3, 1%, 7/31/12		179,132	46,795,719
5.67%, 3/05/14		2,100	1,664,250	Rafflesia Capital Ltd.,
8.70%, 8/07/18 (e)		15,100	13,249,510	1.25%, 10/04/11 (f)(g)	USD	64,000	66,901,918
VIP Finance Ireland Ltd For OJSC Vimpel				YTL Power Finance Cayman Ltd.,
Communications, 8.375%, 4/30/13 (e)		25,174	20,202,135	2.102%, 5/09/10 (g)(i)		34,700	40,912,757
			48,864,799				295,248,160
Japan— 0.4%				Netherlands — 0.2%
ASIF III Jersey Ltd., 0.95%, 7/15/09	JPY	735,000	7,174,702	ASM International NV (g):
The Bank of Kyoto Ltd. (g):				4.25%, 12/06/11		1,500	1,182,228
2.011%, 3/31/14 (i)		915,000	8,303,277	4.25%, 12/06/11 (e)		4,235	3,388,000
Series 1, 1.90%, 9/30/09		1,783,000	21,781,798	Heidelberg International Finance B.V.,
The Mie Bank Ltd., 1%, 10/31/11 (g)		379,000	3,669,513	0.875%, 2/09/12 (g)	EUR	18,400	20,124,336
NC International Ltd., 6.602%, 3/15/11 (g)(i)		1,370,000	12,837,547	Pargesa Netherlands NV,
Nagoya Railroad Co. Ltd.,				1.75%, 6/15/14 (g)	CHF	35,500	24,960,573
1.429%, 3/30/12 (g)(i)		156,000	1,573,920				49,655,137
Suzuki Motor Corp. Series 9,
4.413%, 3/29/13 (g)(i)		4,395,000	42,874,681	Norway — 0.2%
				Subsea 7, Inc. (g):
			98,215,438	2.80%, 6/06/11	USD	30,900	23,638,500
				6.23%, 6/29/17 (i)		19,600	16,992,690
							40,631,190

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Schedule of Investments (continued)					(Percentages shown are based on Net Assets)

		Par					Par
Corporate Bonds		(000)	Value		Corporate Bonds		(000)	Value

Philippines — 0.1%					United States (concluded)
First Gen Corp., 2.50%, 2/11/13 (g)	USD	23,500	$15,980,000		Crown Cork & Seal Co., Inc.,
Russia — 0.0%					7.50%, 12/15/96	USD	5,904	$4,708,440
Raspadskaya Securities Ltd. for OJSC					General Cable Corp., 1%, 10/15/12 (g)		10,747	8,194,588
Raspadskaya, 7.50%, 5/22/12		1,890	1,395,521		General Electric Capital Corp.,
					0.604%, 1/15/10 (f)	JPY 6,640,000		64,970,737
Singapore — 0.8%					Greenbrier Cos., Inc., 2.375%, 5/15/26 (g)	USD	13,820	4,595,150
CapitaLand Ltd. (g):					Helix Energy Solutions Group, Inc.,
2.10%, 11/15/16	SGD	55,250	30,852,488		3.25%, 12/15/25 (g)		4,235	2,615,113
3.125%, 3/05/18		104,250	57,564,590		Hologic, Inc., 2%, 12/15/37 (g)(l)		150,545	106,510,588
2.95%, 6/20/22		144,500	62,853,059		Hutchison Whampoa International Ltd.,
Keppel Land Ltd., 2.50%, 6/23/13 (g)		26,000	16,155,176		5.45%, 11/24/10 (e)		5,500	5,688,018
Wilmar International Ltd.,					IOI Capital Bhd Series IOI,
15.074%, 12/18/12 (g)(i)	USD	38,200	37,623,906		0%, 12/18/11 (g)(i)		34,545	36,790,425
			205,049,219		Intel Corp., 2.95%, 12/15/35 (g)		15,218	13,049,435
South Korea — 0.5%					Mandra Forestry, 12%, 5/15/13 (e)(m)		22,750	7,962,500
Korea Electric Power Corp.:					McMoRan Exploration Co. (g):
2.021%, 11/23/11 (g)(i)	JPY	2,740,000	26,408,716		5.25%, 10/06/11		11,275	9,259,594
5.125%, 4/23/34	USD	3,116	2,678,526		5.25%, 10/06/11 (e)		6,425	5,276,531
LG Telecom Ltd.:					Medtronic, Inc. (g):
8.25%, 7/15/09		250	245,946		1.50%, 4/15/11		13,873	13,092,644
8.25%, 7/15/09 (e)		15,750	15,520,806		1.625%, 4/15/13		60,797	54,793,296
Zeus Cayman, 4.546%, 8/19/13 (g)(i)	JPY	7,910,000	72,887,979		Mylan, Inc., 1.25%, 3/15/12 (g)		67,486	59,640,753
					Nabi Biopharmaceuticals,
			117,741,973		2.875%, 4/15/25 (g)		3,520	3,339,600
Sweden — 0.1%					Nextel Communications, Inc.,
Svensk Exportkredit AB, 10.50%, 9/29/15	TRY	31,601	16,390,546		5.25%, 1/15/10 (g)		14,325	14,056,406
Taiwan — 0.0%					Northwest Airlines, Inc. Series 1999-3-B,
Shin Kong Financial Holding Co. Ltd.,					9.485%, 10/01/16 (m)		4,942	499,140
0%, 6/17/09 (g)(i)	USD	1,000	961,286		Paka Capital Ltd., 5.609%, 3/12/13 (g)(i)		17,900	16,289,895
					Pemex Project Funding Master Trust,
United Arab Emirates — 1.0%					5.50%, 2/24/25	EUR	46,140	44,259,724
Abu Dhabi National Energy Co.,					Preferred Term Securities (g):
6.50%, 10/27/36		6,431	4,887,560		XXIV, Ltd., 5.965%, 3/22/37 (e)	USD	12,100	6,050
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (g)		195,350	115,963,667		XXV, Ltd., 5.758%, 6/22/37		12,150	6,075
Nakheel Development Ltd.,					XXVI, Ltd., 6.191%, 9/22/37		9,900	99
3.173%, 12/14/09		105,155	88,067,313		XXVII, Ltd., 6.29%, 12/22/37		7,100	71
Nakheel Development 2 Ltd.,					Ranbaxy Laboratories Ltd.,
2.75%, 1/16/11		56,155	32,569,900		17.151%, 3/18/11 (g)(i)		20,124	19,514,907
			241,488,440		SBA Communications Corp. Series 144A,
United Kingdom — 0.2%					4%, 10/01/14 (e)(g)		14,689	15,111,309
Shire Plc, 2.75%, 5/09/14 (g)		53,951	44,681,841		SOCO Finance Jersey Ltd., 4.50%, 5/16/13 (g)		3,214	3,005,212
					SanDisk Corp., 1%, 5/15/13 (g)		99,463	64,153,635
United States — 5.0%				Sino	-Forest Corp., 5%, 8/01/13 (g)		3,625	2,653,500
The AES Corp., 8.375%, 3/01/11	GBP	3,393	3,752,042		SonoSite, Inc., 3.75%, 7/15/14 (g)		12,157	10,455,020
Addax Petroleum Corp., 3.75%, 5/31/12 (g)	USD	31,800	26,672,250		Suzlon Energy Ltd., 13.150%, 10/11/12 (g)(i)		38,300	18,767,000
Advanced Micro Devices, Inc.:					TNK-BP Finance SA (e):
5.75%, 8/15/12 (g)		49,971	26,609,558		6.625%, 3/20/17		57,021	38,204,070
7.75%, 11/01/12		1,207	691,008		7.875%, 3/13/18		65,255	46,331,050
6%, 5/01/15 (g)		270,070	110,391,113		Tenet Healthcare Corp., 9.25%, 2/01/15		10,000	9,250,000
Archer-Daniels-Midland Co.,					Teva Pharmaceutical Finance LLC Series B,
0.875%, 2/15/14 (g)		43,319	39,691,034		0.25%, 2/01/24 (g)		17,461	22,066,339
Calpine Generating Co. LLC, 9.07%,					Transocean, Inc. (g):
4/01/09 (b)(k)		28,300	—		1.50%, 12/15/37		124,480	110,009,200
Cell Genesys, Inc., 3.125%, 11/01/11 (g)		3,270	1,414,275		Series A, 1.625%, 12/15/37		68,750	64,023,438
Chesapeake Energy Corp. (g):					Series C, 1.50%, 12/15/37		20,274	17,334,270
2.75%, 11/15/35		14,886	12,671,708		United States Steel Corp., 4%, 5/15/14 (g)		6,000	6,390,000
2.50%, 5/15/37		64,103	46,394,546		Uno Restaurant Corp., 10%, 2/15/11 (e)		4,790	981,950
China Milk Products Group Ltd.,
15.034%, 1/05/12 (g)(i)		39,800	38,851,884					1,230,995,190
					Total Corporate Bonds — 15.2%			3,710,331,677

See Notes to Financial Statements.

16 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Schedule of Investments (continued)				(Percentages shown are based on Net Assets)

		Par				Par
Foreign Government Obligations		(000)	Value	U.S. Treasury Obligations		(000)	Value

Australian Government Bonds,				U.S. Treasury Notes:
5.75%, 6/15/11	AUD	69,401	$53,111,821	4%, 6/15/09	USD	136,000	$136,648,176
Brazil Notas do Tesouro Nacional:				4.875%, 6/30/09		133,000	134,038,996
Series B, 6%, 5/15/17	BRL	22,700	17,689,007	4.625%, 7/31/09		92,070	93,098,606
Series F, 10%, 1/01/17		560,419	218,695,867	2.125%, 1/31/10		86,350	87,449,581
Bundesrepublik Deutschland:				2.875%, 6/30/10		173,274	177,937,496
4%, 7/04/16	EUR	176,500	249,528,683	4.875%, 5/31/11		226,337	244,638,383
4.25%, 7/04/17		145,500	208,699,516	1.75%, 1/31/14		49,136	48,675,596
Series 07, 4%, 1/04/18		57,000	80,481,013	2.625%, 2/29/16		94,460	94,489,472
Series 08, 4.25%, 7/04/18		36,000	51,850,860	2.75%, 2/15/19		198,980	192,730,038
Bundesschatzanweisungen Series 1,				Total U.S. Treasury Obligations — 12.7%			3,116,348,720
4.75%, 6/11/10		113,322	155,915,957
Caisse d’Amortissement de la Dette Sociale:
3.75%, 7/12/09		35,000	46,510,823
3.25%, 4/25/13		20,150	27,170,934
4%, 10/25/14		23,500	32,426,735	Structured Notes
Canadian Government Bond:				Taiwan — 0.1%
4%, 9/01/10	CAD	36,750	32,204,678	UBS AG (Total Return TWD Linked Notes),
4%, 6/01/16		35,000	32,136,470	0.26%, 12/01/10 (i)	USD	15,109	15,092,508
5.25%, 6/01/13		521	495,467	Total Structured Notes — 0.1%			15,092,508
Series WL43, 5.75%, 6/01/29		175	184,201
Deutsche Bundesrepublik Inflation Linked				Total Fixed Income Securities — 36.9%			9,013,534,793
Series I/L, 1.50%, 4/15/16	EUR	10,503	14,034,649	Total Long-Term Investments
Japanese Government CPI Linked Bond:				(Cost — $23,628,605,779) — 88.7%			21,677,778,861
Series 5, 0.80%, 9/10/15	JPY	6,965,298	62,321,831
Series 6, 0.80%, 12/10/15		7,648,121	68,159,944
Series 7, 0.80%, 3/10/16	22,163,066		196,168,529			Beneficial
Series 8, 1%, 6/10/16		3,590,730	31,891,304			Interest
Series 16, 1.40%, 6/10/18	10,325,100		91,682,114	Short-Term Securities		(000)
Japanese Government Two Year Bond				United States — 0.3%
Series 272, 0.70%, 9/15/10		5,760,500	58,718,841	Money Market Fund — 0.3%
Malaysia Government Bond:				BlackRock Liquidity Series, LLC
3.756%, 4/28/11	MYR	215,109	61,911,935	Money Market Series, 0.80% (p)(q)(r)	USD	75,249	75,248,500
Series 3/06, 3.869%, 4/13/10		180,778	51,647,259
Netherland Government Bond,						Par
3.75%, 7/15/14	EUR	24,000	33,260,227			(000)
New Zealand Government Bond Series 216,				Canada — 0.0%
4.50%, 2/14/16 (m)	NZD	21,250	17,371,261	Time Deposits — 0.0%
Poland Government Bond, 3%, 8/24/16	PLN	127,250	37,699,339	Brown Brothers Harriman & Co.,
United Kingdom Gilt, 4.25%, 3/07/11	GBP	153,115	239,712,623	2.255%, 5/01/09	CAD	135	113,046
Total Foreign Government Obligations — 8.9%			2,171,681,888	Europe — 0.0%
				Time Deposits — 0.0%
				Brown Brothers Harriman & Co.,
				2.506%, 5/01/09	EUR	7	9,256
U.S. Treasury Obligations				Japan— 0.1%
U.S. Treasury Inflation Indexed Bonds:				Time Deposits — 0.1%
0.875%, 4/15/10	USD	232,517	230,555,181	Brown Brothers Harriman & Co.,
2.375%, 4/15/11 (n)		377,679	385,586,974	2.50%, 5/01/09	JPY	765,797	7,765,129
2%, 4/15/12		83,771	85,839,389	Singapore — 0.0%
1.875%, 7/15/15 (n)		28,887	29,193,817	Time Deposits — 0.0%
2%, 1/15/16 (n)		492,862	501,487,334	Brown Brothers Harriman & Co.,
2.50%, 7/15/16 (o)		366,113	386,020,595	5.40%, 5/01/09	SGD	159	107,437
2.375%, 1/15/17		89,949	94,136,750	Sweden — 0.0%
1.625%, 1/15/18		94,932	94,456,854	Time Deposits — 0.0%
2.375%, 1/15/27		100,655	99,365,482	Brown Brothers Harriman & Co.,
				2.40%, 5/01/09	SEK	27	3,330
				Switzerland — 0.0%
				Time Deposits — 0.0%
				Brown Brothers Harriman & Co.,
				2.17%, 5/01/09	CHF	1,856	1,625,725

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Schedule of Investments (continued)				(Percentages shown are based on Net Assets)

		Par
Short-Term Securities		(000)	Value	Structured Options	Contracts	Value

United Kingdom — 0.0%				Credit Suisse Euro Stoxx Index Link,
Time Deposits — 0.0%				expiring July 2009 (t)	1,423,500	$(43,856,625)
Brown Brothers Harriman & Co.,				JPMorgan Euro Stoxx Index Link,
2.429%, 5/01/09	GBP	2	$2,387	expiring June 2009 (u)	1,446,000	(42,603,914)
Total Time Deposits — 0.1%			9,626,310	Total Structured Options
U.S. Treasury Obligations — 11.1%				(Premiums Paid — $12,909,269*) — (0.3)%		(86,460,539)
U.S. Treasury Bills (s):
0.05%, 5/07/09	USD	134,300	134,297,578
0.34%, 5/14/09		272,800	272,797,272
0.025%, 5/15/09		31,000	30,999,485	Investments Sold Short	Shares
0.325%, 5/21/09		441,400	441,390,289	Bed Bath & Beyond, Inc.	(1,583,174)	(48,160,153)
0.30%, 5/28/09		417,000	416,987,490	Best Buy Co., Inc.	(1,000,000)	(38,380,000)
0.083%, 6/04/09		568,500	568,350,251	Carnival Corp.	(2,855,829)	(76,764,683)
0.21%, 6/11/09		66,500	66,484,220	D.R. Horton Inc.	(2,427,400)	(31,677,570)
0.18%, 6/18/09		48,200	48,186,820	Home Depot, Inc.	(1,677,900)	(44,162,328)
0.227%, 6/25/09		150,000	149,983,950	Kohl’s Corp.	(774,700)	(35,132,645)
0.087%, 7/02/09		144,400	144,377,185	Lowe’s Cos., Inc.	(1,211,800)	(26,053,700)
0.069%, 7/09/09		88,130	88,113,608	Masco Corp.	(1,346,938)	(11,933,871)
0.145%, 7/16/09		141,100	141,063,596	Paccar Inc.	(1,000,000)	(35,440,000)
0.142%, 7/23/09		11,840	11,837,076	Staples, Inc.	(1,788,000)	(36,868,560)
0.135%, 7/30/09		205,700	205,630,916
				Total Investments Sold Short
			2,720,499,736	(Proceeds — $355,921,672) — (1.6)%		(384,573,510)
Total Short-Term Securities
(Cost — $2,805,153,104) — 11.5%			2,805,374,546

				Options Written	Contracts

Options Purchased		Contracts		Exchange-Traded Call Options
				Apple, Inc., expiring January 2010 at USD 85	3,971	(17,819,862)
Exchange-Traded Call Options				Avon Products, Inc., expiring January 2010
Bed Bath & Beyond, Inc., expiring				at USD 22.50	5,564	(1,919,580)
August 2009 at USD 27.50		10,000	5,000,000	Electronic Arts, Inc., expiring January 2010
Best Buy Co., Inc., expiring				at USD 22.50	2,500	(712,500)
September 2009 at USD 40		10,000	4,300,000	Hewlett-Packard Co., expiring August 2009
Carnival Corp., expiring July 2009 at USD 30		10,000	1,800,000	at USD 35	12,892	(4,705,580)
General Motors Corp.:				Microsoft Corp.:
expiring January 2010 at USD 50		5,820	5,820	expiring January 2010 at USD 15	13,381	(8,028,600)
expiring January 2010 at USD 60		5,496	10,992	expiring January 2010 at USD 17.50	13,600	(5,678,000)
Home Depot, Inc., expiring				Panera Bread Co. Class A, expiring
August 2009 at USD 30		10,000	815,000	August 2009 at USD 55	1,964	(1,306,060)
Paccar, Inc., expiring August 2009 at USD 35		10,000	4,900,000	Polycom, Inc., expiring January 2010 at USD 20	5,301	(1,258,988)
S&P 500 Listed Option:				S&P 500 Listed Option:
expiring June 2009 at USD 80		8,600	73,788,000	expiring June 2009 at USD 88.50	4,300	(14,061,000)
expiring June 2009 at USD 132.50		2,000	10,000	expiring June 2009 at USD 90	4,300	(11,201,500)
expiring December 2009 at USD 100		1,000	3,430,000	expiring June 2009 at USD 152.50	752	(11,280)
Staples, Inc., expiring September 2009
at USD 22.50		10,000	1,700,000			(66,702,950)
			95,759,812	Exchange-Traded Put Options
				Paccar, Inc., expiring June 2009 at USD 25	10,000	(475,000)
Exchange-Traded Put Options
Paccar, Inc., expiring June 2009 at USD 30		10,000	1,375,000	Total Options Written
				(Premiums Received — $41,883,290) — (0.3)%		(67,177,950)
Total Options Purchased
(Cost— $54,589,081) — 0.4%			97,134,812	Total Investments, Net of Structured Options,
				Investments Sold Short and Options Written — 98.4%		24,042,076,220
Total Investments Before Structured Options,				Other Assets Less Liabilities — 1.6%		396,311,582
Investments Sold Short and Options Written
(Cost— $26,488,347,964*) — 100.6%			24,580,288,219	Net Assets — 100.0%		$24,438,387,802

See Notes to Financial Statements.

18 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Schedule of Investments (continued)

* The cost and unrealized appreciation (depreciation) of investments and structured options as of April 30, 2009, as computed for federal income tax purposes were as follows:

Aggregate cost	$26,745,819,150
Gross unrealized appreciation	$1,452,533,749
Gross unrealized depreciation	(3,704,525,219)
Net unrealized depreciation	$(2,251,991,470)

(a) Depositary receipts.
(b) Non-income producing security.
(c) Security, or a portion of security, is on loan.
(d) Investments in companies whereby the Fund held 5% or more of the companies outstanding securities that are considered to be an affiliate, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sales	Realized
Affiliate	Cost	Cost	Loss	Income
Energy Select Sector
SPDR Fund*	—	$513,688,319	$(1,188,177)	$2,607,539
Telecom HOLDRs
Trust	—	—	—	$119,107
Tianjin Port
Development
Holdings Ltd.	$4,081,607	—	—	—

* No longer an affiliate as of April 30, 2009.

(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f) Variable rate security. Rate shown is as of report date.
(g) Convertible security.
(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i) Represents a zero-coupon bond. Rate shown represents the current yield as of report date.
(j) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(k) As a result of bankruptcy proceedings the company did not repay the principal amount of the security upon maturity.

(l) Represents a step-down bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(m) Issuer filed for bankruptcy and/or is in default of interest payments.
(n) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(o) All or a portion of security has been pledged as collateral in connection with swaps.
(p) Represents the current yield as of report date.
(q) Security was purchased with the cash proceeds from securities loans.
(r) Investments in companies considered to be an affiliate of the Fund, for pur-
poses of Section 2(a)(3) of the Investment Company Act of 1940, were as fol-
lows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC
Money Market Series	$41,685,200	$308,104

(s) Rates shown are the discount rates paid at the time of purchase.
(t) CSFB DJ Euro Stoxx Structured Option is issued in units. Each unit contains (a)
one written put unit on the DJ Euro Stoxx 50 Index (Ticker “SX5E”) at a strike price of 3,384.537 and (b) the equivalent of 2.37 Call Spread units on the DJ
Euro Stoxx with a lower call strike of 3,562.67 and an upper call strike of
3,918.937. For each unit of the Structured Option, the Fund has sold or written
2.37 calls on the DJ Euro Stoxx Index at 3,918.937 and bought 2.37 calls on the DJ Euro Stoxx Index at 3,562.67. Because the Structured Option was con-
structed with an upper call strike limit of 110%, theoretically, the structure peaked at a 23.7% return in the event that the DJ Euro Stoxx Index rose above
3,918.937. At period-end, the DJ Euro Stoxx Index was at 2,375.34. At April 30,
2009, the value of this Structured Option was $(43,856,625) representing the price of the potential obligation of the Fund to the counterparty on the imbedded
Put at expiration of $1,009.197 per unit. The option expires on July 13, 2009.
(u) JP Morgan DJ Euro Stoxx Structured Option is issued in units. Each unit contains
(a) one written put unit on the DJ Euro Stoxx 50 Index (Ticker “SX5E”) at a strike price of 3,365.46 and (b) 2.7 Call Spread units on the DJ Euro Stoxx with a lower call strike of 3,542.59 and an upper call strike of 3,826.00. For each unit of the Structured Option, the Fund has sold or written 2.7 calls on the DJ Euro
Stoxx Index at 3,826.00 and bought 2.7 calls on the DJ Euro Stoxx Index at
3,542.59. Because the Structured Option was constructed with an upper call strike limit of 108%, theoretically, the structure peaked at a 29.1% return in the event that the DJ Euro Stoxx Index rose above 3,826.00. At period end, the DJ
Euro Stoxx Index was $2,375.34. At April 30, 2009, the value of this Structured
Option was $(42,603,914) representing the price of the potential obligation of the Fund to the counterparty on the imbedded Put at expiration of $990.12 per unit. The option expires on June 19, 2009.

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Schedule of Investments (continued)

•Foreign currency exchange contracts as of April 30, 2009 were as follows:
								Unrealized
							Settlement	Appreciation
Currency Purchased				Currency Sold	Counterparty		Date	(Depreciation)

USD	7,780,956	JPY		765,797,031	Brown Brothers Harriman & Co.		5/01/09	$15,827
BRL	190,874,242	USD		86,773,565	JPMorgan Chase Bank, NA		5/04/09	328,794
KRW	85,335,421,000	USD		62,825,165	Morgan Stanley Capital Services Inc.		5/04/09	3,699,096
SGD	2,445,365	USD		1,650,600	Brown Brothers Harriman & Co.		5/04/09	1,096
TRY	70,254,000	USD		43,860,113	UBS AG		5/04/09	33,430
TWD	2,127,959,710	USD		63,144,205	Morgan Stanley Capital Services Inc.		5/04/09	1,352,126
USD	87,276,746	BRL		190,874,242	JPMorgan Chase Bank, NA		5/04/09	174,387
USD	113,350	CAD		134,898	Brown Brothers Harriman & Co.		5/04/09	304
USD	64,502,671	KRW		85,335,421,000	Morgan Stanley Capital Services Inc.		5/04/09	(2,021,590)
USD	43,717,486	TRY		70,254,000	UBS AG		5/04/09	(138,989)
USD	63,256,828	TWD		2,127,959,710	Morgan Stanley Capital Services Inc.		5/04/09	(1,239,503)
SGD	822,969	USD		556,248	Brown Brothers Harriman & Co.		5/05/09	(384)
USD	1,627,222	CHF		1,855,521	Brown Brothers Harriman & Co.		5/05/09	1,375
USD	740,401	JPY		72,848,038	Morgan Stanley Capital Services Inc.		5/07/09	1,657
EUR	79,200,000	CHF		119,671,200	UBS AG		5/08/09	(75,336)
EUR	45,070,728	HUF		13,498,863,335	Citibank, NA		5/08/09	(2,190,935)
GBP	81,603,630	USD		120,500,000	HSBC Bank USA		5/08/09	218,845
USD	218,070,730	GBP		150,610,694	HSBC Bank USA		5/08/09	(4,732,459)
USD	68,001,930	GBP		46,910,273	JPMorgan Chase Bank, NA		5/08/09	(1,393,929)
USD	147,591,586	JPY		14,552,530,350	Credit Suisse International		5/08/09	13,835
USD	107,184,940	JPY		10,497,692,990	HSBC Bank USA		5/08/09	727,445
USD	52,084,693	SGD		78,396,838	HSBC Bank USA		5/08/09	(866,994)
USD	52,082,270	SGD		78,396,838	UBS AG		5/08/09	(869,417)
USD	30,653,245	TWD		1,036,846,000	Morgan Stanley Capital Services Inc.		5/08/09	(836,218)
USD	137,621,535	EUR		105,255,476	Barclays Bank, Plc		5/14/09	(1,636,359)
USD	103,855,952	EUR		79,461,325	Credit Suisse International		5/14/09	(1,275,080)
USD	40,541,585	EUR		31,020,234	HSBC Bank USA		5/14/09	(499,629)
USD	102,261,151	EUR		78,208,812	UBS AG		5/14/09	(1,212,749)
USD	152,304,017	GBP		103,892,997	Brown Brothers Harriman & Co.		5/14/09	(1,387,011)
USD	78,799,550	GBP		53,760,566	Credit Suisse International		5/14/09	(729,551)
USD	117,634,083	GBP		80,355,266	JPMorgan Chase Bank, NA		5/14/09	(1,237,100)
JPY	9,456,737,055	EUR		74,934,525	Barclays Bank, Plc		5/15/09	(3,230,087)
JPY	8,200,530,000	EUR		65,000,000	Brown Brothers Harriman & Co.		5/15/09	(2,826,905)
JPY	5,836,285,652	EUR		46,235,879	JPMorgan Chase Bank, NA		5/15/09	(1,979,654)
JPY	2,931,502,400	USD		30,400,000	Morgan Stanley Capital Services Inc.		5/15/09	(668,346)
KRW	3,086,400,000	USD		2,400,000	Morgan Stanley Capital Services Inc.		5/15/09	7,015
USD	84,091,331	BRL		185,841,842	JPMorgan Chase Bank, NA		5/15/09	(448,395)
USD	64,117,203	CHF		73,722,601	Credit Suisse International		5/15/09	(489,726)
USD	55,269,410	JPY		5,336,040,410	UBS AG		5/15/09	1,150,638
USD	124,190,273	JPY		11,984,361,319	Morgan Stanley Capital Services Inc.		5/15/09	2,643,421
USD	62,839,043	KRW		85,335,421,000	Morgan Stanley Capital Services Inc.		5/15/09	(3,712,157)
USD	7,002,966	MXN		97,629,051	Citibank, NA		5/15/09	(47,734)
USD	17,291,689	TRY		27,839,620	Morgan Stanley Capital Services Inc.		5/15/09	(37,227)
USD	35,752,787	TRY		57,340,320	UBS AG		5/15/09	61,006
USD	63,148,890	TWD		2,127,959,710	Morgan Stanley Capital Services Inc.		5/15/09	(1,570,893)
Total								$(26,924,060)

•Currency abbreviations:
AUD	Australian Dollar		HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real		HUF	Hungary Forint	PLN	Polish Zloty
CAD	Canadian Dollar		JPY	Japanese Yen	SEK	Swedish Krona
CHF	Swiss Franc		KRW	South Korean Won	SGD	Singapore Dollar
CNY	Chinese Yuan		MXN	Mexican New Peso	TRY	Turkish Lira
EUR	Euro		MYR	Malaysian Ringgit	TWD	New Taiwan Dollar
GBP	British Pound				USD	US Dollar

See Notes to Financial Statements.

20 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Schedule of Investments (continued)

•Credit default swaps on single-name issues — buy protection outstanding as of April 30, 2009 were as follows:

	Pay			Notional		Unrealized
	Fixed			Amount		Appreciation
Issuer	Rate	Counterparty	Expiration	(000)		(Depreciation)

Carnival Corp.	0.25%	JPMorgan Chase Bank NA	September 2011	USD 10,030		$486,748
DaimlerChrysler NA
Holding Corp.	0.53%	JPMorgan Chase Bank NA	September 2011	EUR	5,400	245,685
JC Penney Corp.	0.53%	JPMorgan Chase Bank NA	September 2011	USD	3,397	93,015
McDonald's Corp.	0.16%	JPMorgan Chase Bank NA	September 2011	USD	3,397	20,824
Whirlpool Corp.	0.48%	JPMorgan Chase Bank NA	September 2011	USD	3,397	118,174
United Mexican States	3.65%	Citibank, NA	February 2014	USD 15,580		(455,698)
United Mexican States	3.85%	Citibank, NA	February 2014	USD 15,590		(589,314)
United Mexican States	4.90%	Citibank, NA	March 2014	USD 15,590		(1,289,727)
United Mexican States	4.88%	Deutsche Bank AG	March 2014	USD 15,830		(1,300,326)
United Mexican States	4.80%	Morgan Stanley Capital Services, Inc.	March 2014	USD 15,830		(1,256,554)
United Mexican States	3.87%	Credit Suisse International	April 2014	USD	6,320	(243,071)
Spain (Kingdom of)	0.49%	Morgan Stanley Capital Services, Inc.	September 2018	USD 28,785		1,064,575
Spain (Kingdom of)	0.495%	Morgan Stanley Capital Services, Inc.	September 2018	USD 28,785		1,053,272
Spain (Kingdom of)	0.50%	Morgan Stanley Capital Services, Inc.	September 2018	USD 90,695		2,559,041
Spain (Kingdom of)	0.83%	Deutsche Bank AG	December 2018	USD 30,090		313,634
Spain (Kingdom of)	0.845%	Deutsche Bank AG	December 2018	USD 89,630		826,392
Total						$1,646,670

•Credit default swaps on traded indexes — buy protection outstanding as of April 30, 2009 were as follows:

	Pay			Notional	Unrealized
	Fixed			Amount	Appreciation
Issuer	Rate	Counterparty	Expiration	(000)	(Depreciation)

CMBX	0.35%	JPMorgan Chase Bank NA	February 2051	USD 19,960	$554,426
CMBX Index Series	0.35%	Deutsche Bank AG	February 2051	USD 15,617	(2,471,389)
CMBX Index Series	0.35%	Deutsche Bank AG	February 2051	USD 15,830	(2,124,678)
CMBX Index Series	0.35%	Deutsche Bank AG	February 2051	USD 15,830	(1,992,947)
CMBX Index Series	0.35%	JPMorgan Chase Bank NA	February 2051	USD 16,017	(1,227,078)
CMBX Index Series	0.35%	Morgan Stanley Capital Services, Inc.	February 2051	USD 15,609	(1,682,735)
CMBX Index Series	0.35%	Morgan Stanley Capital Services, Inc.	February 2051	USD 31,670	(4,588,339)
Total					$(13,532,740)

•Financial futures contracts purchased as of April 30, 2009 were as follows:

			Expiration	Face	Unrealized
Contracts	Issue	Exchange	Date	Amount	Appreciation

357	Dax Index 25 Euro	Eurex Deutschland	June 2009	$47,281,507	$9,382,441
2784	DJ Euro Stoxx 50	Eurex Deutschland	June 2009	$71,251,454	14,500,755
436	FTSE 100 Index	LIFFE	June 2009	$24,620,157	2,514,952
1262	Osaka Nikkei 225	Osaka	June 2009	$90,258,075	23,119,739
612	Russell 2008 ICE MINI	New York	June 2009	$25,501,725	4,284,315
3926	S&P 500 Index	Chicago	June 2009	$696,415,683	157,489,317
130	S&P TSE 60	Montreal	June 2009	$11,353,979	932,454
453	TOPIX Index	Tokyo	June 2009	$32,183,784	6,446,616
1240	Yen Denom Nikkei	Chicago	June 2009	$46,069,925	9,630,744
Total					$228,301,333

•Financial futures contracts sold as of April 30, 2009 were as follows:

			Expiration		Unrealized
Contracts	Issue	Exchange	Date	Face Amount	Depreciation

32	EuroDollar	Chicago	September 2009	$7,601,574	$(318,826)

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Schedule of Investments (concluded)

•Effective November 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value Measure-
ments” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of April 30, 2009 in determin-
ing the fair valuation of the Fund's investments:

Valuation	Investments	Investments	Other Financial
Inputs	in Securities	Sold Short	Instruments*
	Assets	Liabilities	Assets	Liabilities
Level 1	$8,838,806,599	$(384,573,510)	$325,436,145	$ (67,496,776)
Level 2	14,925,336,713	—	17,211,657	(42,489,047)
Level 3	719,010,095	—	554,426	(100,547,705)
Total	$24,483,153,407	$(384,573,510)	$343,202,228	$(210,533,528)

* Other financial instruments are swaps, futures, foreign currency exchange contracts and options. Swaps, futures and foreign currency exchange con-
tracts are valued at the unrealized appreciation/depreciation on the instru-
ment and options are shown at market value.
The following is a reconciliation of investments for unobservable inputs (Level 3)
that were used in determining fair value:

	Investments in	Other Financial
	Securities	Instruments*
	Assets	Assets	Liabilities
Balance as of
November 1, 2008	$3,978,475	—	—
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized
appreciation/depreciation	(82,906,978)	$554,426	$(113,456,974)
Net purchases (sales)	—	—	—
Net transfers in/out of Level 3	797,938,598	—	12,909,269
Total	$719,010,095	$554,426	$(100,547,705)

* Other financial instruments are swaps, futures, foreign currency exchange contracts and options. Swaps, futures and foreign currency exchange con-
tracts are valued at the unrealized appreciation/depreciation on the instru-
ment and options are shown at market value.

See Notes to Financial Statements.

22 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Statement of Assets and Liabilities

April 30, 2009 (Unaudited)

Assets

Investments at value — unaffiliated (including securities loaned of $71,482,430) (cost — $26,370,510,144)	$24,469,407,575
Investments at value — affiliated (cost — $117,837,820)	110,880,644
Unrealized appreciation on foreign currency exchange contracts	10,430,297
Unrealized appreciation on swaps	7,335,786
Cash	398,083,175
Foreign currency at value (cost — $30,487,806)	31,096,593
Investments sold receivable	23,788,973
Interest receivable	110,390,459
Capital shares sold receivable	83,137,187
Dividends receivable	56,297,776
Swap premium paid	48,634,966
Swaps receivable	23,903,112
Margin variation receivable	10,060,993
Prepaid expenses	878,483
Securities lending income receivable — affiliated	58,011
Other assets	79,369
Total assets	25,384,463,399

Liabilities

Collateral at value — securities loaned	75,248,500
Investments sold short at value (proceeds — $355,921,672)	384,573,510
Structured options (premiums paid — $12,909,269)	86,460,539
Options written at value (premiums received — $41,883,290)	67,177,950
Unrealized depreciation on foreign currency exchange contracts	37,354,357
Unrealized depreciation on swaps	19,221,856
Deferred foreign capital gain tax	1,566,275
Investments purchased payable — affiliated	4,005,100
Investments purchased payable — unaffiliated	196,021,098
Capital shares redeemed payable	44,812,621
Investment advisory fees payable	13,958,509
Distribution fees payable	9,782,406
Swaps payable	1,027,599
Other affiliates payable	521,953
Dividends on short sales payable	344,023
Officer’s and Directors’ fees payable	14,328
Other accrued expenses payable	3,895,857
Other liabilities	89,116
Total liabilities	946,075,597
Net Assets	$24,438,387,802

Net Assets Consist of

Paid-in capital	$27,681,115,896
Distributions in excess of net investment income	(25,701,694)
Accumulated net realized gain	(1,343,302,389)
Net unrealized appreciation/depreciation	(1,873,724,011)
Net Assets	$24,438,387,802

Net Asset Value

Institutional — Based on net assets of $5,540,200,849 and 373,184,432 shares outstanding, 1 billion shares authorized, $0.10 par value	$14.85
Investor A — Based on net assets of $8,752,679,093 and 592,247,935 shares outstanding, 2 billion shares authorized, $0.10 par value	$14.78
Investor B — Based on net assets of $1,353,447,420 and 93,888,008 shares outstanding, 2 billion shares authorized, $0.10 par value	$14.42
Investor C — Based on net assets of $8,372,287,831 and 605,598,274 shares outstanding, 1.5 billion shares authorized, $0.10 par value	$13.82
Class R — Based on net assets of $419,772,609 and 29,295,013 shares outstanding, 2 billion shares authorized, $0.10 par value	$14.33

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Statement of Operations

Six Months Ended April 30, 2009 (Unaudited)

Investment Income

Interest	$202,608,763
Dividends	180,530,651
Foreign withholding tax	(6,309,396)
Securities lending — affilated	308,104
Income — affiliated	2,733,347
Total income	379,871,469

Expenses

Investment advisory	86,046,133
Service — Investor A	10,257,004
Service and distribution — Investor B	6,926,195
Service and distribution — Investor C	39,461,560
Service and distribution — Class R	951,644
Transfer agent — Institutional	2,263,895
Transfer agent — Investor A	4,572,892
Transfer agent — Investor B	1,379,954
Transfer agent — Investor C	5,155,752
Transfer agent — Class R	421,212
Custodian	2,322,206
Accounting services	2,108,348
Printing	451,373
Officer and Directors	420,793
Professional	370,127
Registration	287,499
Miscellaneous	521,101
Total expenses excluding dividend expense	163,917,688
Dividend expense	1,457,538
Total expenses	165,375,226
Less fees waived by advisor	(4,467,301)
Total expenses after waiver	160,907,925
Net investment income	218,963,544

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments — unaffiliated	(1,028,878,307)
Investments — affiliated	(1,188,177)
Futures and swaps	(173,174,660)
Short sales	(13,935,330)
Options written	35,834,579
Foreign currency	42,454,639
(1,138,887,256)
Net change in net unrealized appreciation/depreciation on:
Investments	1,192,226,544
Futures and swaps	221,340,553
Short sales	(72,018,079)
Written and structured options	(47,840,738)
Foreign currency	8,097,168
1,301,805,448
Total realized and unrealized gain	162,918,192
Net Increase in Net Assets Resulting from Operations	$381,881,736

See Notes to Financial Statements.

24 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30, 2009	October 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008

Operations

Net investment income	$218,963,544	$328,731,918
Net realized gain (loss)	(1,138,887,256)	614,502,550
Net change in unrealized appreciation/depreciation	1,301,805,448	(8,365,444,134)
Net increase (decrease) in net assets resulting from operations	381,881,736	(7,422,209,666)

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(213,674,518)	(132,266,168)
Investor A	(345,429,659)	(204,805,421)
Investor B	(54,852,899)	(31,413,368)
Investor C	(320,457,637)	(142,320,956)
Class R	(15,540,843)	(7,150,040)
Net realized gain:
Institutional	—	(191,342,782)
Investor A	—	(326,514,239)
Investor B	—	(83,899,482)
Investor C	—	(316,637,431)
Class R	—	(12,777,105)
Decrease in net assets resulting from dividends and distributions to shareholders	(949,955,556)	(1,449,126,992)

Capital Share Transactions

Net increase in net assets derived from capital share transactions	1,483,246,561	9,393,855,348

Redemption Fee

Redemption fee	849,573	1,091,562

Net Assets

Total increase in net assets	916,022,314	523,610,252
Beginning of period	23,522,365,488	22,998,755,236
End of period	$24,438,387,802	$23,522,365,488
End of period undistributed (distributions in excess of) net investment income	$(25,701,694)	$705,290,318

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Financial Highlights

			Institutional
	Six Months Ended
	April 30, 2009		Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$15.20	$21.30	$17.94	$17.36	$15.80	$14.31
Net investment income[1]	0.18	0.34	0.40	0.38	0.34	0.27
Net realized and unrealized gain (loss)[2]	0.12	(5.10)	3.60	2.34	1.89	1.72
Net increase (decrease) from investment operations	0.30	(4.76)	4.00	2.72	2.23	1.99
Dividends and distributions from:
Net investment income	(0.65)	(0.52)	(0.44)	(0.44)	(0.49)	(0.50)
Net realized gain	—	(0.82)	(0.20)	(1.70)	(0.18)	—
Total dividends and distributions	(0.65)	(1.34)	(0.64)	(2.14)	(0.67)	(0.50)
Net asset value, end of period	$14.85	$15.20	$21.30	$17.94	$17.36	$15.80

Total Investment Return[3]
Based on net asset value	2.08%[4]	(23.73)%	22.78%	16.65%[5]	14.41%	14.21%

Ratios to Average Net Assets
Total expenses after fees waived and paid indirectly and excluding
dividend expense	0.86%[6]	0.80%	0.77%	0.82%	0.84%	0.88%
Total expenses after fees waived and paid indirectly	0.87%[6]	0.86%	0.77%	0.82%	0.84%	0.88%
Total expenses	0.91%[6]	0.95%	0.88%	0.91%	0.92%	0.94%
Net investment income	2.45%[6]	1.78%	2.08%	2.13%	2.04%	1.79%

Supplemental Data
Net assets, end of period (000)	$5,540,201	$5,091,181	$4,858,867	$3,506,452	$2,574,791	$1,893,248
Portfolio turnover	16%	34%	45%	40%	49%	43%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Total investment returns exclude the effects of any sales charges.
4 Aggregate total investment return.
5 The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the total investment return by 0.02%.
6 Annualized.

See Notes to Financial Statements.

26 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Financial Highlights (continued)

			Investor A
	Six Months Ended
	April 30, 2009		Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$15.13	$21.22	$17.87	$17.30	$15.75	$14.27
Net investment income[1]	0.16	0.29	0.35	0.33	0.30	0.23
Net realized and unrealized gain (loss)[2]	0.11	(5.09)	3.60	2.33	1.88	1.72
Net increase (decrease) from investment operations	0.27	(4.80)	3.95	2.66	2.18	1.95
Dividends and distributions from:
Net investment income	(0.62)	(0.47)	(0.40)	(0.39)	(0.45)	(0.47)
Net realized gain	—	(0.82)	(0.20)	(1.70)	(0.18)	—
Total dividends and distributions	(0.62)	(1.29)	(0.60)	(2.09)	(0.63)	(0.47)
Net asset value, end of period	$14.78	$15.13	$21.22	$17.87	$17.30	$15.75

Total Investment Return[3]
Based on net asset value	1.93%[4]	(23.96)%	22.56%	16.32%[5]	14.12%	13.90%

Ratios to Average Net Assets
Total expenses after fees waived and paid indirectly and excluding
dividend expense	1.13%[6]	1.06%	1.03%	1.07%	1.09%	1.13%
Total expenses after fees waived and paid indirectly	1.14%[6]	1.12%	1.03%	1.07%	1.09%	1.13%
Total expenses	1.18%[6]	1.20%	1.15%	1.16%	1.17%	1.18%
Net investment income	2.18%[6]	1.52%	1.82%	1.88%	1.79%	1.54%

Supplemental Data
Net assets, end of period (000)	$8,752,679	$8,387,965	$8,266,581	$5,833,059	$4,482,210	$3,442,396
Portfolio turnover	16%	34%	45%	40%	49%	43%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Total investment returns exclude the effects of any sales charges.
4 Aggregate total investment return.
5 The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the total investment return by 0.02%.
6 Annualized.

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Financial Highlights (continued)

			Investor B
	Six Months Ended
	April 30, 2009		Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$14.76	$20.72	$17.49	$16.94	$15.44	$13.99
Net investment income[1]	0.09	0.13	0.19	0.19	0.17	0.11
Net realized and unrealized gain (loss)[2]	0.12	(4.97)	3.51	2.29	1.83	1.69
Net increase (decrease) from investment operations	0.21	(4.84)	3.70	2.48	2.00	1.80
Dividends and distributions from:
Net investment income	(0.55)	(0.30)	(0.27)	(0.23)	(0.32)	(0.35)
Net realized gain	—	(0.82)	(0.20)	(1.70)	(0.18)	—
Total dividends and distributions	(0.55)	(1.12)	(0.47)	(1.93)	(0.50)	(0.35)
Net asset value, end of period	$14.42	$14.76	$20.72	$17.49	$16.94	$15.44

Total Investment Return[3]
Based on net asset value	1.54%[4]	(24.57)%	21.52%	15.49%[5]	13.19%	13.08%

Ratios to Average Net Assets
Total expenses after fees waived and paid indirectly and excluding
dividend expense	1.97%[6]	1.86%	1.84%	1.83%	1.86%	1.89%
Total expenses after fees waived and paid indirectly	1.98%[6]	1.92%	1.84%	1.83%	1.86%	1.89%
Total expenses	2.02%[6]	2.01%	1.95%	1.93%	1.94%	1.95%
Net investment income	1.28%[6]	0.70%	1.03%	1.12%	1.04%	0.75%

Supplemental Data
Net assets, end of period (000)	$1,353,447	$1,514,668	$2,141,544	$2,020,699	$2,060,638	$2,159,322
Portfolio turnover	16%	34%	45%	40%	49%	43%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Total investment returns exclude the effects of any sales charges.
4 Aggregate total investment return.
5 The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the total investment return by 0.02%.
6 Annualized.

See Notes to Financial Statements.

28 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Financial Highlights (continued)

			Investor C
	Six Months Ended
	April 30, 2009		Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$14.19	$19.99	$16.91	$16.47	$15.04	$13.66
Net investment income[1]	0.09	0.14	0.19	0.19	0.16	0.11
Net realized and unrealized gain (loss)[2]	0.11	(4.78)	3.39	2.21	1.80	1.65
Net increase (decrease) from investment operations	0.20	(4.64)	3.58	2.40	1.96	1.76
Dividends and distributions from:
Net investment income	(0.57)	(0.34)	(0.30)	(0.26)	(0.35)	(0.38)
Net realized gain	—	(0.82)	(0.20)	(1.70)	(0.18)	—
Total dividends and distributions	(0.57)	(1.16)	(0.50)	(1.96)	(0.53)	(0.38)
Net asset value, end of period	$13.82	$14.19	$19.99	$16.91	$16.47	$15.04

Total Investment Return[3]
Based on net asset value	1.48%[4]	(24.51)%	21.54%	15.45%[5]	13.25%	13.08%

Ratios to Average Net Assets
Total expenses after fees waived and paid indirectly and excluding
dividend expense	1.90%[6]	1.81%	1.81%	1.83%	1.86%	1.90%
Total expenses after fees waived and paid indirectly	1.91%[6]	1.88%	1.81%	1.83%	1.86%	1.90%
Total expenses	1.95%[6]	1.96%	1.92%	1.93%	1.94%	1.96%
Net investment income	1.40%[6]	0.76%	1.05%	1.11%	1.01%	0.78%

Supplemental Data
Net assets, end of period (000)	$8,372,288	$8,157,355	$7,425,397	$4,585,172	$2,841,071	$1,698,382
Portfolio turnover	16%	34%	45%	40%	49%	43%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Total investment returns exclude the effects of any sales charges.
4 Aggregate total investment return.
5 The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the total investment return by 0.02%.
6 Annualized.

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Financial Highlights (concluded)

			Class R
	Six Months Ended
	April 30, 2009		Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$14.69	$20.65	$17.43	$16.93	$15.44	$14.04
Net investment income[1]	0.13	0.22	0.27	0.28	0.25	0.21
Net realized and unrealized gain (loss)[2]	0.11	(4.94)	3.51	2.28	1.85	1.66
Net increase (decrease) from investment operations	0.24	(4.72)	3.78	2.56	2.10	1.87
Dividends and distributions from:
Net investment income	(0.60)	(0.42)	(0.36)	(0.36)	(0.43)	(0.47)
Net realized gain	—	(0.82)	(0.20)	(1.70)	(0.18)	—
Total dividends and distributions	(0.60)	(1.24)	(0.56)	(2.06)	(0.61)	(0.47)
Net asset value, end of period	$14.33	$14.69	$20.65	$17.43	$16.93	$15.44

Total Investment Return
Based on net asset value	1.74%[3]	(24.21)%	22.14%	16.02%[4]	13.87%	13.60%

Ratios to Average Net Assets
Total expenses after fees waived and paid indirectly and excluding
dividend expense	1.49%[5]	1.40%	1.36%	1.32%	1.35%	1.38%
Total expenses after fees waived and paid indirectly	1.50%[5]	1.46%	1.36%	1.32%	1.35%	1.38%
Total expenses	1.54%[5]	1.55%	1.47%	1.41%	1.42%	1.45%
Net investment income	1.86%[5]	1.18%	1.47%	1.61%	1.48%	1.35%

Supplemental Data
Net assets, end of period (000)	$419,773	$371,196	$306,367	$148,232	$61,531	$20,482
Portfolio turnover	16%	34%	45%	40%	49%	43%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Aggregate total investment return.
4 The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the total investment return by 0.02%.
5 Annualized.

See Notes to Financial Statements.

30 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Global Allocation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Maryland corporation. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of manage-
ment accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional
Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement and similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and
Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive vot-
ing rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund values its bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Fund’s
Board of Directors (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various rela-
tionships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Fund's pricing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Short-term securities with maturities less than
60 days may be valued at amortized cost, which approximates fair value.
The Fund values its investment in BlackRock Liquidity Series, LLC Money
Market Series at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund. The fair value of asset-backed and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Equity investments traded on a recognized securities exchange or the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the-counter options are valued by an independ-
ent pricing service using a mathematical model which incorporates a number of market data factors such as the trades and prices of the underlying securities.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets, the invest-
ment advisor and/or sub-advisor seeks to determine the price that the
Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subse-
quently reported to the Board or a committee thereof.

Generally, trading in foreign securities, is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign cur-
rency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disas-
ter) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.
Foreign currency exchange contracts and forward foreign currency

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Notes to Financial Statements (continued)

exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Derivative Financial Instruments: The Fund may engage in various port-
folio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and move-
ments in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•Financial futures contracts — The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Fund agrees to receive from, or pay, to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are
recorded by the Fund as unrealized gains or losses. When the con-
tract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the move-
ments in the price of futures contracts, interest rates and the under-
lying assets, and the possible inability of counterparties to meet the terms of their contracts.

•Forward currency contracts — A forward currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward currency contracts as a hedge against either specific transactions or portfolio positions. Forward currency contracts, when used by the
Fund, help to manage the overall exposure to the foreign currency backing some of the investments held by the Fund. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the differ-
ence between the value at the time it was opened and the value at the time it was closed. The use of forward currency contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the US dollar.

•Foreign currency options and futures — The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. When foreign currency is purchased or sold through an exer-
cise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

•Options — The Fund may purchase and write call and put options.
A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset and an equivalent liability. The amount of the asset (liability) is sub-
sequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exer-
cise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Fund writes a call option, such option is “covered”, meaning that the Fund holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation.
When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or index. Exercise of a written option could result in the Funds purchas-
ing a security at a price different from the current market value. The
Fund may execute transactions in both listed and over-the-counter options. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction.

•Structured Options — The Fund invests in structured options with approved counterparties. These structured options are European-
Style Options and consist of multiple over-the-counter options which are priced as a single security. European-Style Options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. Each of the component options is purchased or sold on a single underlying index. The value on structured options will increase when the value of the underlying index increases, and

32 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Notes to Financial Statements (continued)

decrease when the value of the underlying index decreases. The Fund may also invest in structured options the return of which is inversely related to changes in an index (“Inverse Structured Options”). In gen-
eral, the value on Inverse Structured Options will decrease when the value of the underlying index increases, and increase when the value of the underlying index decreases. Upon the exercise of the struc-
tured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise. Upon the exercise of the structured option, the Fund may receive a payment from, or be required to pay, the counterparty depending on the value of the structured option.
Transactions in over-the-counter structured options may expose the
Fund to the risk of default by the counterparty to the transaction.

•Swaps — The Fund may enter into swap agreements, in which the
Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Fund are recorded in the accompanying Statement
of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as
unrealized appreciation (depreciation). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associ-
ated with these transactions.

Credit default swaps — The Fund may enter into credit default swaps for investment purposes or to manage its credit risk. The Fund enters into credit default agreements to provide a measure of protection against the default of an issuer (as buyer protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed
(as seller of protection). Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place (e.g.
bankruptcy, failure to pay, obligation accelerators, repudiation, mora-
torium or restructuring). The Fund may either buy or sell (write) credit default swaps. As a buyer, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the sweep less the recovery value of the security or underlying securities comprising of an index. In the event of default by the counterparty, the Fund may recover amounts paid under the agreement either partially or in total by offsetting any payables and/or receivables with collateral held or pledged.

Interest rate swaps — The Fund may enter into interest rate swaps for investment purposes or to manage its interest rate risk. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a float-
ing rate. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

Asset Backed Securities: The Fund may invest in asset-backed securi-
ties. Asset-backed securities are generally issued as pass-through certifi-
cates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time.
As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mort-
gagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Notes to Financial Statements (continued)

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults of assets underlying these securities, can affect the value, income and/or liquidity of such positions.

Capital Trusts: These securities are typically issued by corporations, gen-
erally in the form of interest-bearing notes with preferred securities char-
acteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated
maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for Federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Preferred Stock: The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Short Sales: When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the market value of the short sale. When the Fund makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The
Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited poten-
tial for the market price of the security sold short to increase. The Fund is required to repay the counterparty any dividends or interest received on the security sold short. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that the Fund segregates assets in connection with certain investments (e.g., TBA’s beyond normal settlement, options, swaps, written options, forward foreign currency contracts, short sales, structured options or financial futures contracts), the Fund will, consis-
tent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agree-
ments with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts, swaps, structured options and written options).

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the
Fund has determined the ex-dividend dates. Interest income is recog-
nized on the accrual basis. The Fund amortizes all premiums and dis-
counts on debt securities. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securi-
ties. The market value of the loaned securities is determined at the close

34 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Notes to Financial Statements (continued)

of business of the Fund and any additional required collateral is deliv-
ered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive income on the collateral. The Fund may invest the cash collateral, and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the bor-
rower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on inter-
est, dividends and capital gains at various rates.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s US federal tax returns remains open for the four years ended October 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity’s results of operations and financial position.
FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:
The Fund has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned sub-
sidiary of BlackRock, Inc., (“BlackRock”) to provide investment advisory and administration services. The PNC Financial Services group, Inc.
(“PNC”) and Bank of America Corporation (“BAC”) are the largest stock-
holders of BlackRock. BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1,
2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition,
PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such serv-
ices, the Fund pays the Advisor a monthly fee at an annual rate of
0.75% of the average daily value of the Fund’s net assets. The Advisor has voluntarily agreed to waive a portion of its fees payable by the
Fund, which is shown as fees waived by advisor in the Statement of
Operations, so that such fee is reduced for average daily net assets of the Fund as follows:

		Rate
In Excess of	Not Exceeding	Waived to
$10 billion	$15 billion	0.69%
$15 billion	$20 billion	0.68%
$20 billion	$25 billion	0.67%
$25 billion	$30 billion	0.65%
$30 billion	$40 billion	0.63%
$40 billion	—	0.62%

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”) and BlackRock
International Limited, both affiliates of the Advisor, under which the
Advisor pays the sub-advisors for services they provide, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

For the six months ended April 30, 2009, the Fund reimbursed the
Advisor $256,996 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Fund has entered into a separate Distribution Agreement and
Distribution Plans with BlackRock Investments, LLC (“BIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BIL ongoing service

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Notes to Financial Statements (continued)

and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BIL, broker-dealers, including Merrill
Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and BIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BIL and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B,
Investor C and Class R shareholders.

For the six months ended April 30, 2009, BIL earned underwriting dis-
counts, direct commissions and dealer concessions on sales of the
Fund’s Investor A Shares, which totaled $1,533,066 and contingent deferred sales charges of $1,421,970 and $1,806,784 relating to transactions in Investor B and Investor C Shares, respectively.
Furthermore, affiliates received contingent deferred sales charges of
$220,765 relating to transactions subject to front-end sales charge waivers on Investor A Shares. These amounts include payments to Merrill
Lynch, which was considered an affiliate for a portion of the period.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, is the Fund’s transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes.
Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Fund may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund.
For the six months ended April 30, 2009, the Fund earned $6,701, which is included in income — affiliated in the Statement of Operations.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other adminis-
trative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended

April 30, 2009 the Fund paid $3,236,537 in return for these services, which are a component of the transfer agent fees in the accompanying
Statement of Operations. These amounts include payments to Merrill
Lynch, which was considered an affiliate for a portion of the period.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the six months ended April 30, 2009, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center
Fees
Institutional	$45,813
Investor A	$184,535
Investor B	$33,703
Investor C	$156,593
Class R	$3,190

The Fund has received an exemptive order from the SEC permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral.
BIM may, on behalf of the Fund, invest cash collateral received by the
Fund for such loans, among other things, in a private investment com-
pany managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. The share of income earned by the Fund on such investments is shown as securities lending — affiliated on the Statement of Operations. For the six months ended April 30,
2009, BIM received $76,801 in securities lending agent fees.

In addition, MLPF&S received $137,093 in commissions on the
execution of portfolio security transactions for the Fund for the period
November 1, 2008 to December 31, 2008, after which it was no longer considered an affiliate.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Advisor for com-
pensation paid to the Fund’s Chief Compliance Officer.

3. Investments:
Purchases and sales of investments (including paydowns), excluding short-term securities, for the six months ended April 30, 2009 were
$3,705,472,185 and $2,667,274,763, respectively.

Purchases and sales of US government securities for the year ended
April 30, 2009 were $597,705,653 and $652,535,236, respectively.

Transactions in call options written for the six months ended April 30,
2009 were as follows:

36 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Notes to Financial Statements (continued)

		Premiums
	Contracts	Received
Outstanding call options written,
beginning of period	1,158,168	$112,365,494
Options written	72,190	41,340,633
Options exercised	(24,107)	(6,382,395)
Options expired	(1,103,520)	(87,623,421)
Options closed	(34,206)	(18,607,740)
Outstanding call options written, end
of period	68,525	$41,092,571

Transactions in put options written for the six months ended April 30,
2009 were as follows:

		Premiums
	Contracts	Received
Outstanding put options written,
beginning of period	870,406	$13,213,378
Options written	10,000	790,720
Options expired	(862,000)	(555,990)
Options exercised	(8,406)	(12,657,389)
Outstanding put options written,
end of period	10,000	$790,719

4. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is party to a $500 million credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of
Additional Information, subject to various other legal, regulatory or con-
tractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of
October 31, 2008. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of
Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and

(b) reserve adjusted one month LIBOR, plus, in each case, the higher of
(i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agree-

ment) in effect from time to time. The Fund did not borrow under the credit agreement during the six months ended April 30, 2009.

5. Capital Loss Carryforwards:
As of October 31, 2008, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

Expires October 31,
2009	$8,474,168
2010	3,257,086
2011	2,424,779
2016	8,995,345
Total	$23,151,378

6. Geographic Concentration, Market and Credit Risk:
In the normal course of business, the Fund invests in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securi-
ties are owned by the Fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or eco-
nomic instability; and currency and interest rate and price fluctuations.
Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and coun-
terparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statements of Assets and Liabilities.

The Fund invests from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries.
When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on its investment performance. Please see the Schedule of Investments for concentrations in specific countries.

As of April 30, 2009, the Fund had the following industry classifications:

Percent of
Industry	Long-Term Investments

Oil, Gas & Consumable Fuels	11%
Metals & Mining	7
Pharmaceuticals	6
Diversified Telecommunication Services	4
Insurance	3
Health Care Providers & Services	3
Wireless Telecommunication Services	3
Food Products	3
Commercial Banks	3
Diversified Financial Services	2
Energy Equipment & Services	2
Real Estate Management & Development	2
Industrial Conglomerates	2
Software	2
Communications Equipment	2
Road & Rail	2
Electric Utilities	2
Chemicals	2
Computers & Peripherals	1
Household Products	1
Capital Markets	1
Semiconductors & Semiconductor Equipment	1
Media	1
Automobiles	1
Trading Companies & Distributors	1
Aerospace & Defense	1
Beverages	1
Construction & Engineering	1
Tobacco	1
Food & Staples Retailing	1
Multi-Utilities	1
Electronic Equipment, Instruments & Components	1
Hotels, Restaurants & Leisure	1
Other*	24

* Includes Asset-Backed Securities, U.S. Treasury Obligations and Foreign
Government Obligations.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Notes to Financial Statements (concluded)

7. Capital Share Transactions:
Transactions in shares for each class were as follows:
	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008
	Shares	Amount	Shares	Amount
Institutional
Shares sold	95,395,130	$1,378,901,278	174,391,515	$3,289,738,649
Shares issued to shareholders in reinvestment of
dividends and distributions	13,038,438	187,985,012	14,649,484	285,956,380
Total issued	108,433,568	1,566,886,290	189,040,999	3,575,695,029
Shares redeemed	(70,160,440)	(1,007,848,806)	(82,213,769)	(1,490,213,185)
Net increase	38,273,128	$559,037,484	106,827,230	$2,085,481,844

Investor A
Shares sold and automatic conversion of shares	99,128,683	$1,430,848,701	250,680,134	$4,796,120,956
Shares issued to shareholders in reinvestment of
dividends and distributions	21,391,057	307,382,793	24,199,590	470,921,765
Total issued	120,519,740	1,738,231,494	274,879,724	5,267,042,721
Shares redeemed	(82,551,774)	(1,178,185,221)	(110,253,357)	(1,949,960,927)
Net increase	37,967,966	$560,046,273	164,626,367	$3,317,081,794

Investor B
Shares sold	7,969,212	$112,302,898	25,056,466	$470,105,256
Shares issued to shareholders in reinvestment of
dividends and distributions	3,432,597	48,260,989	5,375,803	102,721,627
Total issued	11,401,809	160,563,887	30,432,269	572,826,883
Shares redeemed and automatic conversion of shares	(20,106,230)	(281,247,463)	(31,204,813)	(568,479,342)
Net increase (decrease)	(8,704,421)	$(120,683,576)	(772,544)	$4,347,541

Investor C
Shares sold	91,147,429	$1,231,444,188	269,399,878	$4,861,531,483
Shares issued to shareholders in reinvestment of
dividends and distributions	21,529,041	290,200,213	22,865,277	419,617,408
Total issued	112,676,470	1,521,644,401	292,265,155	5,281,148,891
Shares redeemed	(81,954,991)	(1,093,613,390)	(88,860,217)	(1,490,559,084)
Net increase	30,721,479	$428,031,011	203,404,938	$3,790,589,807

Class R
Shares sold	8,938,844	$124,655,713	17,475,694	$321,592,958
Shares issued to shareholders in reinvestment of
dividends and distributions	1,112,945	15,525,414	1,051,546	19,919,422
Total issued	10,051,789	140,181,127	18,527,240	341,512,380
Shares redeemed	(6,021,938)	(83,365,758)	(8,099,960)	(145,158,018)
Net increase	4,029,851	$56,815,369	10,427,280	$196,354,362

There is a 2% redemption fee on shares redeemed or exchanged that have been held 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in-capital.

38 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Officers and Directors

Robert M. Hernandez, Chairman of the Board, Director and Member of
the Audit Committee
Fred G. Weiss, Vice Chair of the Board, Chairman of the Audit Committee
and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
Jean Margo Reid, Director
David H. Walsh, Director
Richard R. West, Director and Member of the Audit Committee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Custodian
Brown Brothers
Harriman & Co.
Boston, MA 02109

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or serv-
ices that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

40 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

Additional Information (concluded)

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM – 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.
Equity Funds

BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund

Fixed Income Funds

BlackRock Bond Portfolio	BlackRock Income Builder Portfolio†	BlackRock Short-Term Bond Fund
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Strategic Income Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock GNMA Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock Government Income Portfolio	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Income Fund	BlackRock Long Duration Bond Portfolio
BlackRock High Yield Bond Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Income Portfolio†	BlackRock Managed Income Portfolio

Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.
BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

42 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2009

This report is not authorized for use as an offer of sale or a solici-
tation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representa-
tion of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

BlackRock Global Allocation Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#10873-4/09

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Allocation Fund, Inc.

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: June 19, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: June 19, 2009